Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bonds,
1.750%, 03/15/2025	$20,000,000	$19,576,562
Total U.S. Treasury Security (Cost $19,678,373)		19,576,562	1.1%

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	1,010,000	1,043,427
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,146,271
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	343,742
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	5,810,000	6,141,918
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	564,110
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)	360,000	382,051
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)	500,000	530,185
Chilton County Health Care Authority,
4.000%, 11/01/2045 (Callable 11/01/2025)	205,000	214,904
City of Birmingham AL:
5.000%, 03/01/2040 (Pre-refunded to 09/01/2025) (7)	205,000	225,501
5.000%, 03/01/2045 (Pre-refunded to 09/01/2025) (7)	1,205,000	1,325,510
City of Oxford AL,
0.720%, 09/01/2041 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,300,000	5,300,000
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	605,245
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	905,800
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	643,765
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	236,248
5.250%, 10/01/2048 (Callable 10/01/2023)(Insured by AGM)	125,000	133,571
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	839,404
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	271,646
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)	825,000	938,913
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Pre-refunded to 07/01/2024)	1,235,000	1,289,420
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	479,318
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	575,010
Southeast Alabama Gas Supply District,
1.155%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	5,140,000	5,138,445
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)	420,000	460,565
4.000%, 08/01/2030 (Insured by AGM)	435,000	478,983
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)	455,000	498,557
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)	470,000	510,482
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	543,593
University of Alabama at Birmingham,
4.000%, 10/01/2037 (Callable 10/01/2026)	500,000	528,242
Total Alabama (Cost $32,884,031)		32,294,826	1.8%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Pre-refunded to 06/01/2024)	225,000	239,065
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	572,614
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	505,000	533,470
4.000%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,299,087
Alaska Industrial Development & Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,697,784
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Pre-refunded to 08/01/2023)	500,000	521,337
University of Alaska:
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	667,486
5.000%, 10/01/2044 (Callable 10/01/2026)(Insured by AGM)	1,500,000	1,652,437
Total Alaska (Cost $7,168,500)		7,183,280	0.4%

Arizona
Arizona Industrial Development Authority:
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	117,498
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	206,320
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	104,080
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	104,907
5.000%, 05/01/2028	270,000	274,697
4.625%, 08/01/2028 (3)	1,160,000	1,226,669
5.000%, 02/01/2030	340,000	401,017
5.000%, 07/01/2032 (Callable 07/01/2026)	205,000	215,536
5.000%, 07/01/2033 (Callable 07/01/2026)	220,000	231,093
4.000%, 07/01/2034 (Callable 07/01/2026)	230,000	231,589
4.000%, 07/01/2035 (Callable 07/01/2026)	235,000	236,481
4.000%, 07/01/2036 (Callable 07/01/2026)	445,000	446,879
4.000%, 07/01/2051 (Callable 07/01/2026)	2,950,000	2,865,768
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2034 (Callable 07/01/2027)	250,000	280,898
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	544,925
Industrial Development Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)	115,000	119,065
Industrial Development Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)	2,000,000	2,035,788
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,575,985
Maricopa County Department of Public Health,
5.000%, 07/01/2033 (Callable 07/01/2028)	265,000	303,006
Maricopa County Industrial Development Authority,
5.000%, 07/01/2028 (Insured by SD CRED PROG)	755,000	847,816
Maricopa County Unified School District No. 48,
3.000%, 07/01/2034 (Callable 07/01/2028)	1,000,000	1,013,027
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	371,514
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	530,483
Total Arizona (Cost $14,835,225)		14,285,041	0.8%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	409,975
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	430,239
4.000%, 12/01/2033 (Callable 12/01/2027)	415,000	445,468
4.000%, 12/01/2034 (Callable 12/01/2027)	430,000	461,100
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	476,701
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	266,995
4.250%, 07/01/2041 (Callable 07/01/2028)	750,000	760,393
4.000%, 06/01/2045 (Callable 12/01/2027)	2,250,000	2,393,228
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,045,233
Benton Washington Regional Public Water Authority:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by BAM)	250,000	271,245
3.000%, 10/01/2041 (Callable 10/01/2028)(Insured by BAM)	510,000	497,029
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	789,740
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	509,978
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	634,677
3.000%, 12/01/2032 (Callable 12/01/2025)	1,035,000	1,040,700
City of Beebe AR:
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by AGM)	1,500,000	1,508,056
3.000%, 08/01/2046 (Callable 08/01/2028)(Insured by AGM)	3,350,000	3,325,498
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,753,778
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	195,510
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,115,000	1,100,303
3.050%, 01/01/2047 (Callable 01/01/2027)	690,000	692,878
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	700,258
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	558,637
City of Lonoke AR:
5.000%, 06/01/2025	210,000	227,481
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	52,882
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,107,998
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	65,000	64,940
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	25,906
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	298,367
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	717,743
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	332,309
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	703,717
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	703,631
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	655,000	653,388
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,075,000	1,097,007
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	344,283
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	105,000	106,069
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	460,000	460,347
City of Tontitown AR:
3.000%, 02/01/2038 (Callable 02/01/2027)(Insured by AGM)	670,000	672,571
3.000%, 02/01/2042 (Callable 02/01/2027)(Insured by AGM)	1,270,000	1,254,612
City of West Memphis AR:
3.000%, 12/01/2033 (Callable 12/01/2028)(Insured by BAM)	570,000	579,973
3.000%, 12/01/2034 (Callable 12/01/2028)(Insured by BAM)	275,000	279,693
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	1,750,000	1,757,742
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	395,488
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	60,000	59,600
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	238,141
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	1,068,237
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)	210,000	237,398
3.000%, 01/01/2029 (Callable 01/01/2028)(Insured by BAM)	230,000	234,951
3.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	340,000	346,306
3.000%, 01/01/2032 (Callable 01/01/2028)(Insured by BAM)	255,000	257,591
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	436,857
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	545,884
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	283,440
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	570,245
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	287,738
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	165,000	172,312
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	359,372
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	264,286
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	929,713
Total Arkansas (Cost $39,725,411)		38,395,837	2.1%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)	130,000	133,273
0.000%, 08/01/2032 (7)	365,000	413,961
0.000%, 08/01/2035 (Callable 08/01/2029) (7)	300,000	327,774
0.000%, 08/01/2039 (Callable 08/01/2029) (7)	125,000	136,499
Alisal Union School District:
4.000%, 05/01/2034 (Callable 05/01/2029)(Insured by BAM)	385,000	417,081
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)	650,000	701,593
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	4,000,000	3,949,641
Anaheim Public Financing Authority,
0.000%, 09/01/2023 (Insured by AGM)	4,500,000	4,371,438
Bakersfield City School District:
5.000%, 11/01/2023 (Insured by BAM)	1,030,000	1,079,412
5.000%, 11/01/2024 (Insured by BAM)	810,000	869,603
Bay Area Toll Authority:
1.560%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	1,250,000	1,264,734
1.560%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	3,500,000	3,541,250
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	90,000	108,965
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)	210,000	217,076
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	3,000,000	3,191,533
California Infrastructure & Economic Development Bank:
0.810%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 08/01/2023)(Mandatory Tender Date 08/01/2024) (2)	360,000	358,808
1.160%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	250,000	250,115
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	408,204
5.000%, 08/01/2024	400,000	412,453
5.000%, 10/01/2026	300,000	331,845
2.125%, 11/15/2026 (Callable 05/15/2023)	820,000	787,230
5.000%, 05/15/2031 (Insured by BAM)	370,000	425,658
1.300%, 02/01/2039 (Mandatory Tender Date 02/03/2025) (1)(3)	1,500,000	1,451,092
4.000%, 05/15/2039 (Callable 05/15/2031)(Insured by BAM)	175,000	182,253
4.000%, 05/15/2041 (Callable 05/15/2031)(Insured by BAM)	500,000	519,508
California Public Finance Authority:
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	3,075,000	2,980,236
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	2,010,000	1,939,461
California State Public Works Board,
5.000%, 04/01/2030 (Callable 04/01/2022)	17,785,000	17,785,000
Calipatria Unified School District,
0.000%, 08/01/2026 (Insured by ACA)	175,000	154,187
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (7)	785,000	900,284
Carlsbad Unified School District,
6.125%, 08/01/2031 (7)	125,000	158,847
Cerritos Community College District,
0.000%, 08/01/2025	1,800,000	1,665,502
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)	110,000	118,222
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)	100,000	107,388
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)	75,000	80,221
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)	80,000	85,195
Citrus Community College District,
0.000%, 08/01/2037 (Pre-refunded to 02/01/2024) (7)	460,000	466,473
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	400,000	398,676
City of Redding CA,
1.120%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	5,000	5,000
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	300,000	347,316
Contra Costa Transportation Authority,
5.000%, 03/01/2029 (Callable 03/01/2025)	1,390,000	1,506,711
Cypress School District,
0.000%, 08/01/2050 (Callable 08/01/2036) (7)	100,000	90,175
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM) (7)	130,000	165,807
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	339,488
Dublin Financing Authority,
4.000%, 06/01/2038 (Callable 06/01/2029)	390,000	420,848
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)	725,000	833,994
Encinitas Union School District,
0.000%, 08/01/2031 (7)	285,000	355,298
Enterprise Elementary School District,
6.200%, 08/01/2035 (Callable 08/01/2031) (7)	155,000	198,899
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)	505,000	411,766
6.875%, 08/01/2034 (Insured by AGC) (7)	330,000	479,584
Fontana Unified School District,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)	1,750,000	1,631,019
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	315,000	354,691
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)(Insured by AGM)	500,000	222,280
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)	500,000	537,195
4.000%, 08/01/2038 (Callable 08/01/2028)(Insured by AGM)	1,050,000	1,124,201
4.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGM)	660,000	704,989
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (7)	140,000	189,351
Imperial County Local Transportation Authority,
4.000%, 06/01/2032 (Callable 06/01/2022)	500,000	502,330
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)	400,000	333,388
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	301,132
Lathrop-Manteca Fire Protection District:
4.000%, 05/01/2041 (Callable 05/01/2029)(Insured by AGM)	600,000	646,986
4.000%, 05/01/2046 (Callable 05/01/2029)(Insured by AGM)	730,000	780,550
4.000%, 05/01/2051 (Callable 05/01/2029)(Insured by AGM)	795,000	847,067
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	94,497
5.000%, 11/15/2029	50,000	57,154
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (7)	540,000	548,574
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	127,693
Los Angeles County Metropolitan Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)	970,000	1,104,567
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)	225,000	205,399
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	210,900
0.000%, 08/01/2028	290,000	225,168
Mizuho Floater/Residual Trust:
0.710%, 03/01/2036 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (1)(3)	4,000,000	4,000,000
0.710%, 12/01/2036 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (1)(3)	5,407,000	5,407,000
Modesto Irrigation District,
0.930%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/02/2022)(Insured by NATL) (2)	2,860,000	2,848,924
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)	590,000	655,999
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)	265,000	290,837
Mountain House Public Financing Authority,
4.000%, 10/01/2046 (Callable 10/01/2026)	1,000,000	1,054,315
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)	3,000,000	3,194,825
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025	1,850,000	1,681,561
Norwalk-La Mirada Unified School District,
5.500%, 08/01/2029 (Insured by AGC) (7)	235,000	277,733
Oak Park Unified School District:
6.750%, 08/01/2031 (7)	160,000	206,561
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	110,000	147,360
Oceanside Unified School District,
3.250%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	2,000,000	2,035,693
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)	1,450,000	1,213,060
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (7)	280,000	306,241
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)	385,000	451,679
Peralta Community College District:
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,362,521
4.000%, 08/01/2039 (Callable 08/01/2025)	3,500,000	3,655,090
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)	635,000	634,809
3.000%, 09/01/2037 (Callable 09/01/2029)	800,000	789,118
3.000%, 09/01/2038 (Callable 09/01/2029)	700,000	679,292
3.000%, 09/01/2039 (Callable 09/01/2029)	775,000	748,841
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	170,000	207,742
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	740,000	917,616
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	100,000	111,840
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)	725,000	616,275
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	534,840
San Diego Unified School District:
4.000%, 07/01/2032 (Callable 07/01/2026)	165,000	175,822
0.000%, 07/01/2034 (Callable 07/01/2025)	1,650,000	1,062,499
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	355,000	357,658
San Mateo Foster City Public Financing Authority,
4.000%, 08/01/2044 (Callable 08/01/2029)	1,000,000	1,074,912
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)	75,000	80,164
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)	515,000	689,335
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)	160,000	174,948
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)	600,000	650,553
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)	625,000	674,363
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)	2,250,000	2,381,263
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)	1,105,000	1,177,442
School District of Belmont-Redwood Shores CA,
5.900%, 08/01/2031 (Pre-refunded to 08/01/2026) (7)	100,000	116,217
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (7)	180,000	169,209
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)	245,000	258,749
0.000%, 08/01/2028 (Callable 08/01/2025) (7)	115,000	121,454
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	620,000	654,793
0.000%, 08/01/2041 (Callable 08/01/2028) (7)	605,000	660,601
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	623,352
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	279,648
State of California:
5.000%, 08/01/2032 (Callable 08/01/2025)	880,000	963,917
5.000%, 09/01/2034 (Callable 09/01/2026)	800,000	890,990
State of California Department of Water Resources,
0.830%, 12/01/2035 (SIFMA Municipal Swap Index + 0.370%)(Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (2)	540,000	540,053
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)	65,000	67,105
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to 08/01/2024)(Insured by BAM) (7)	200,000	211,369
Tender Option Bond Trust:
0.660%, 07/01/2022 (Optional Put Date 04/07/2022) (1)(3)	7,640,000	7,640,000
0.660%, 12/15/2038 (1)(3)	3,000,000	3,000,000
0.660%, 10/01/2049 (1)	13,500,000	13,500,000
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	7,520,000	7,329,684
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)	1,495,000	1,690,832
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)	50,000	54,656
Westside Union School District,
0.000%, 08/01/2028	160,000	134,189
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	52,489
Yorba Linda Redevelopment Agency Successor Agency:
0.000%, 09/01/2025 (Insured by NATL)	170,000	154,773
0.000%, 09/01/2028 (Insured by NATL)	500,000	411,179
Total California (Cost $153,737,661)		150,648,698	8.4%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,158,234
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	235,290
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	274,201
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	291,195
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	616,447
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	385,912
0.000%, 08/01/2032 (Callable 08/01/2026)	365,000	257,784
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	114,514
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	353,037
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	568,559
City of Fort Lupton CO:
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	285,101
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	397,750
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,223,573
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2022	1,300,000	1,322,866
4.000%, 11/15/2022	445,000	451,370
5.000%, 10/01/2023	700,000	730,911
4.000%, 12/15/2025	955,000	978,214
4.000%, 04/01/2028	540,000	566,802
4.000%, 05/01/2028	135,000	139,506
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	125,702
4.000%, 07/01/2030	110,000	119,273
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	526,492
2.000%, 09/01/2030 (Callable 09/01/2028)(Insured by BAM)	270,000	241,032
4.000%, 05/01/2031 (Callable 05/01/2028)	195,000	199,592
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	41,792
4.000%, 07/01/2032	45,000	49,029
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,050,585
4.000%, 07/01/2042 (Callable 07/01/2032)	500,000	533,687
Colorado Health Facilities Authority:
5.000%, 12/01/2023	140,000	146,614
5.000%, 06/01/2027 (ETM)	750,000	850,837
5.000%, 09/01/2027	205,000	233,038
2.625%, 05/15/2029 (Callable 12/15/2023)	1,750,000	1,662,770
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	435,749
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	170,318
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	342,303
4.000%, 12/01/2042 (Callable 12/01/2022)	375,000	379,232
4.000%, 01/15/2045 (Callable 01/15/2026)	195,000	202,718
3.250%, 08/01/2049 (Callable 08/01/2029)	1,185,000	1,044,475
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,412,846
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	230,000	236,508
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	1,875,000	1,950,859
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	49,987
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	800,000	879,040
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)	1,000,000	1,097,022
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)	1,785,000	1,955,043
Dawson Ridge Metropolitan District No. 1,
0.000%, 10/01/2022 (ETM)	11,000,000	10,930,279
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)	400,000	385,262
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	434,289
5.000%, 12/01/2027	340,000	381,792
5.250%, 12/01/2045 (Callable 12/01/2023)	485,000	505,017
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 12/01/2022)	200,000	203,807
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,088,893
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,000,000	1,936,399
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	270,000	239,873
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	400,957
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,361,674
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2029	790,000	867,223
4.000%, 12/01/2030	820,000	906,158
4.000%, 12/01/2031	855,000	951,622
4.000%, 12/01/2032	890,000	997,411
Mizuho Floater/Residual Trust,
0.710%, 07/01/2034 (Optional Put Date 05/05/2022) (1)(3)	1,530,779	1,530,779
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	435,000	431,992
Regional Transportation District:
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	568,586
5.000%, 06/01/2039 (Callable 06/01/2023)	595,000	613,364
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	51,000	51,092
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	257,373
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	870,000	795,457
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	137,657
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	137,637
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	137,639
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	148,539
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	2,565,000	2,502,936
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	658,704
5.000%, 12/01/2026 (Insured by BAM)	460,000	515,724
Weld County School District No. Re-5J,
4.000%, 12/01/2040 (Callable 12/01/2030)(Insured by ST AID)	2,000,000	2,203,259
Total Colorado (Cost $63,772,311)		62,569,203	3.5%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	567,563
City of West Haven CT:
4.000%, 09/15/2022	175,000	177,077
4.000%, 09/15/2023	290,000	298,441
4.000%, 09/15/2024	250,000	260,887
Connecticut Housing Finance Authority:
5.000%, 11/15/2026	395,000	440,255
5.000%, 05/15/2027	440,000	494,679
5.000%, 11/15/2027	445,000	502,855
5.000%, 05/15/2028	210,000	238,831
5.000%, 11/15/2028	225,000	257,660
5.000%, 05/15/2029	230,000	264,117
5.000%, 11/15/2029	125,000	143,623
5.000%, 11/15/2030	160,000	185,675
4.000%, 11/15/2047 (Callable 11/15/2026)	95,000	97,476
4.000%, 05/15/2049 (Callable 11/15/2028)	1,165,000	1,212,955
3.500%, 11/15/2051 (Callable 05/15/2031)	4,000,000	4,110,106
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026	500,000	562,423
5.000%, 11/01/2026 (Pre-refunded to 11/01/2022)	135,000	137,867
4.250%, 07/01/2031 (Callable 07/01/2022)	1,075,000	1,083,103
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	40,373
4.000%, 07/01/2038 (Callable 07/01/2032) (6)	2,000,000	2,093,488
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2027 (Callable 11/15/2026)	125,000	137,368
3.000%, 11/15/2035 (Callable 11/15/2026)	850,000	800,638
State of Connecticut:
1.450%, 03/01/2025 (SIFMA Municipal Swap Index + 0.990%) (2)	375,000	381,560
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	715,540
5.000%, 03/15/2031 (Callable 03/15/2025)	1,000,000	1,072,212
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	977,647
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	330,149
5.000%, 05/01/2034 (Callable 05/01/2030)	1,525,000	1,784,185
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,120,077
4.000%, 11/01/2037 (Callable 11/01/2028)(Insured by BAM)	1,175,000	1,265,585
Total Connecticut (Cost $22,223,464)		21,754,415	1.2%

Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)	300,000	330,245
4.000%, 07/01/2036 (Callable 07/01/2031)	330,000	360,918
Total Delaware (Cost $748,134)		691,163	0.0%

District of Columbia
District of Columbia:
5.000%, 07/15/2027 (Callable 01/15/2026)	270,000	296,600
4.000%, 03/01/2037 (Callable 09/01/2029)	795,000	868,893
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023	145,000	146,194
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)	6,000,000	5,755,014
0.500%, 03/01/2027 (Callable 04/01/2024)(Mandatory Tender Date 10/01/2024)(Insured by FHA) (1)	2,675,000	2,546,812
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	303,136
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	87,972
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	273,445
6.500%, 10/01/2041 (Pre-refunded to 10/01/2026)(Insured by AGC) (7)	540,000	644,211
6.500%, 10/01/2044 (Callable 10/01/2028) (7)	665,000	811,946
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)	1,170,000	1,460,057
5.000%, 10/01/2053 (Callable 04/01/2022)	2,610,000	2,610,000
Washington Metropolitan Area Transit Authority,
5.000%, 07/15/2033 (Callable 07/15/2030)	1,460,000	1,735,777
Total District of Columbia (Cost $17,954,756)		17,540,057	1.0%

Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	431,529
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	341,705
4.000%, 06/01/2051 (Callable 06/01/2028)	400,000	408,947
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	493,516
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	520,422
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,051,355
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	523,891
City of Jacksonville FL:
5.000%, 10/01/2026 (Callable 10/01/2022)	2,000,000	2,034,284
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	404,253
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,021,912
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,090,000	5,090,000
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	10,000,000	10,000,000
4.000%, 11/01/2040 (Callable 11/01/2024)	65,000	67,027
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)	400,000	441,810
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	879,575
City of St Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)	900,000	1,056,074
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	419,834
5.000%, 12/01/2024	300,000	322,481
5.000%, 12/01/2029 (Callable 12/01/2025)	610,000	667,800
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,368,992
5.000%, 12/01/2040 (Callable 06/01/2025)	1,125,000	1,213,892
County of Miami-Dade FL:
5.000%, 10/01/2032 (Callable 10/01/2026)	335,000	371,495
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)	255,000	335,378
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)	390,000	513,739
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	1,165,000	1,305,425
4.000%, 12/01/2037 (Callable 12/01/2030)	1,295,000	1,444,111
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,356,678
Florida Development Finance Corp.:
4.000%, 06/01/2025	110,000	113,288
4.000%, 06/01/2026	115,000	118,687
5.000%, 04/01/2028	400,000	454,310
5.000%, 04/01/2029	250,000	287,833
4.000%, 07/01/2051 (Callable 07/01/2031) (3)	1,900,000	1,800,789
Florida Gulf Coast University Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)	600,000	674,040
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	520,951
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by FNMA) (1)	4,550,000	4,418,325
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	870,000	890,560
4.350%, 01/01/2046 (Callable 01/01/2024)(Insured by FHLMC)	15,000	15,056
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	120,000	122,790
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	140,000	144,080
3.000%, 01/01/2052 (Callable 01/01/2030)(Insured by GNMA)	1,180,000	1,185,192
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	100,977
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	542,469
Florida State Turnpike Authority:
3.000%, 07/01/2026 (Callable 07/01/2022)	5,000,000	5,023,765
4.500%, 07/01/2041 (Callable 07/01/2023)	500,000	514,589
Highlands County Health Facilities Authority:
0.490%, 11/15/2035 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	2,950,000	2,950,000
0.490%, 11/15/2037 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	17,750,000	17,750,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035 (Pre-refunded to 10/01/2024)	500,000	536,210
5.000%, 10/01/2044 (Callable 10/01/2024)	1,485,000	1,558,503
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	806,631
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	798,042
Miami-Dade County Educational Facilities Authority,
4.000%, 04/01/2037 (Callable 04/01/2023)	200,000	203,193
Mizuho Floater/Residual Trust:
0.710%, 05/01/2034 (Optional Put Date 05/05/2022) (1)(3)	3,990,000	3,990,000
0.710%, 11/01/2061 (Optional Put Date 05/05/2022) (1)(3)	3,130,000	3,130,000
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,110,740
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	263,390
4.000%, 10/01/2036 (Callable 10/01/2026)	415,000	434,920
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,647,169
5.000%, 10/01/2035 (Callable 10/01/2026)	1,210,000	1,336,816
Orange County School Board:
5.000%, 08/01/2031 (Pre-refunded to 08/01/2025)	990,000	1,083,403
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	166,648
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2023	150,000	152,453
5.000%, 05/15/2023	1,160,000	1,191,631
4.000%, 05/15/2024	320,000	327,821
5.000%, 05/15/2024	300,000	314,392
7.250%, 06/01/2034 (Callable 06/01/2022)	1,185,000	1,220,072
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	175,197
7.500%, 06/01/2049 (Callable 06/01/2022)	765,000	787,942
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	581,575
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,064,364
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	660,000	705,133
Seminole County Industrial Development Authority:
4.000%, 06/15/2028 (3)	245,000	248,619
4.000%, 06/15/2029 (3)	260,000	263,073
4.000%, 06/15/2030 (3)	270,000	272,055
4.000%, 06/15/2036 (Callable 06/15/2031) (3)	315,000	312,961
4.000%, 06/15/2041 (Callable 06/15/2031) (3)	420,000	409,525
State of Florida,
4.000%, 06/01/2031 (Callable 06/01/2026)	725,000	778,338
Tender Option Bond Trust:
0.660%, 06/15/2043 (Callable 12/15/2029)(Optional Put Date 04/07/2022) (1)(3)	2,830,000	2,830,000
0.660%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 04/07/2022) (1)(3)	2,230,000	2,230,000
University Park Recreation District:
2.750%, 05/01/2022 (Insured by BAM)	265,000	265,304
2.750%, 05/01/2023 (Insured by BAM)	270,000	272,227
Village Community Development District No. 13,
2.625%, 05/01/2024	365,000	364,012
Total Florida (Cost $107,466,227)		106,546,185	6.0%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	5,000,000	4,956,903
Auburn Urban Redevelopment Agency,
4.000%, 10/01/2030 (Insured by BAM)	275,000	303,798
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	185,000	212,359
Bartow County Development Authority,
1.800%, 09/01/2029 (Callable 11/19/2026) (1)	4,000,000	3,613,644
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)	1,250,000	1,185,028
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	498,886
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,363,262
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 05/02/2022)	225,000	227,316
5.000%, 01/01/2028 (Callable 05/02/2022)	1,000,000	1,003,096
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)	500,000	547,590
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	750,000	818,049
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	527,346
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)	450,000	498,415
Development Authority for Fulton County:
5.000%, 09/01/2026	575,000	639,378
5.000%, 09/01/2027	565,000	638,591
5.000%, 09/01/2028	625,000	717,162
5.000%, 09/01/2029	500,000	582,554
5.000%, 10/01/2029	1,710,000	1,990,865
5.000%, 09/01/2030	1,000,000	1,182,454
5.000%, 09/01/2031	1,000,000	1,196,434
5.000%, 09/01/2032	1,000,000	1,209,159
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	474,548
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	489,057
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	515,567
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	535,995
4.000%, 07/01/2039 (Callable 07/01/2030)	305,000	323,555
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	347,534
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	723,050
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	3,740,000	3,661,677
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	543,818
George L Smith II Congress Center Authority,
4.000%, 01/01/2036 (Callable 01/01/2031)	1,050,000	1,044,163
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	452,924
Main Street Natural Gas, Inc.:
5.000%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,683,607
1.055%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	1,765,000	1,761,583
1.135%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,795,000	2,789,929
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	6,000,000	6,257,895
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	10,000,000	10,257,349
Municipal Electric Authority of Georgia,
0.000%, 01/01/2032	500,000	361,870
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	466,724
5.000%, 06/01/2028	495,000	557,034
5.000%, 06/01/2029	400,000	455,968
4.000%, 06/01/2034 (Callable 06/01/2031)	395,000	418,308
4.000%, 06/01/2035 (Callable 06/01/2031)	500,000	528,858
Tender Option Bond Trust,
0.660%, 12/15/2051 (Callable 12/15/2029)(Optional Put Date 04/07/2022) (1)(3)	2,220,000	2,220,000
Valdosta Housing Authority,
1.250%, 02/01/2025 (Mandatory Tender Date 02/01/2024) (1)	5,285,000	5,200,317
Total Georgia (Cost $68,660,063)		65,983,619	3.7%

Hawaii
City & County of Honolulu HI,
5.000%, 09/01/2040 (Callable 09/01/2028)	450,000	516,891
Total Hawaii (Cost $556,225)		516,891	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	307,029
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	328,331
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	344,805
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	371,896
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)	100,000	102,481
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Pre-refunded to 12/01/2027)(Insured by BAM)	1,330,000	1,462,933
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)	460,000	501,439
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)	510,000	548,130
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)	950,000	1,013,681
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	595,000	634,187
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,048,580
Chicago O'Hare International Airport:
5.000%, 01/01/2027 (Callable 01/01/2023)	1,250,000	1,279,209
5.000%, 01/01/2035 (Callable 01/01/2026)	790,000	858,946
Chicago Park District:
5.000%, 01/01/2024	580,000	609,544
5.000%, 01/01/2028	1,000,000	1,044,880
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	1,700,000	1,824,617
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)	200,000	212,990
4.000%, 12/01/2029 (Insured by BAM)	250,000	267,789
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by BAM)	350,000	374,161
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by BAM)	365,000	389,673
City of Chicago IL:
5.000%, 01/01/2024	250,000	260,848
0.000%, 01/01/2027 (Insured by NATL)	195,000	168,848
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	718,836
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	466,338
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)	200,000	208,650
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	424,973
5.000%, 01/01/2035 (Callable 01/01/2027)(Insured by AGM)	510,000	569,803
5.000%, 11/01/2036 (Callable 11/01/2027)(Insured by AGM)	260,000	295,229
4.000%, 11/01/2037 (Callable 11/01/2022)	9,000,000	9,110,626
City of Country Club Hills IL,
3.000%, 01/01/2030 (Insured by BAM)	330,000	334,575
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	259,704
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	905,000	994,053
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	151,538
Clinton, Bond, Fayette, Etc. Counties Community College District No. 501,
5.000%, 12/01/2028 (Insured by AGM)	500,000	581,913
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	192,477
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,210,000	1,336,918
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,102,659
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	487,662
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,371,257
Cook County School District No. 83,
5.625%, 06/01/2033	815,000	994,226
Cook County School District No. 99:
4.000%, 12/01/2028 (Insured by BAM)	1,170,000	1,266,613
4.000%, 12/01/2029 (Insured by BAM)	2,425,000	2,642,678
4.000%, 12/01/2030 (Insured by BAM)	250,000	274,238
County of Cook IL,
5.000%, 11/15/2031 (Callable 11/15/2030)	1,500,000	1,759,262
County of Lake IL,
3.500%, 11/30/2030 (Callable 11/30/2024)	500,000	514,259
County of Sangamon IL:
3.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	825,000	799,222
3.000%, 12/15/2039 (Callable 12/15/2029)(Insured by BAM)	700,000	675,158
4.000%, 12/15/2040 (Callable 12/15/2029)(Insured by BAM)	300,000	321,181
3.000%, 12/15/2041 (Callable 12/15/2029)(Insured by BAM)	600,000	576,086
Crawford County Community Unit School District No. 2,
4.000%, 12/01/2024 (Insured by AGM)	1,000,000	1,041,562
Crawford Hospital District,
4.000%, 01/01/2031 (Callable 01/01/2029)(Insured by AGM)	345,000	363,995
DuPage County Community Unit School District No. 200,
4.000%, 06/01/2038 (Callable 06/01/2026)	100,000	105,599
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	339,626
DuPage County School District No. 60:
4.000%, 12/30/2035 (Callable 12/30/2027)	2,445,000	2,619,249
4.000%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,070,717
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	810,641
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	681,054
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	680,929
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	130,539
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	98,873
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	163,748
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	173,785
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	184,003
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	194,554
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	205,044
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	100,000	100,214
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	295,013
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)	800,000	820,344
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	579,611
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,125,000	1,122,493
Illinois Educational Facilities Authority:
4.000%, 11/01/2036 (Callable 11/01/2022)	1,065,000	1,098,417
4.500%, 11/01/2036 (Callable 11/01/2024)	160,000	168,663
Illinois Finance Authority:
5.000%, 10/01/2023	105,000	108,537
5.000%, 11/01/2024	1,100,000	1,173,513
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	530,472
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	3,696,281
5.000%, 01/01/2030 (Callable 01/01/2027)	205,000	227,871
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	155,244
4.000%, 11/15/2031 (Callable 11/15/2026)	205,000	218,650
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	692,063
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	313,548
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	286,460
4.000%, 09/01/2041 (Callable 09/01/2026)	240,000	254,769
5.000%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,538,081
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	291,027
0.490%, 08/01/2043 (Optional Put Date 04/01/2022) (1)	6,500,000	6,500,000
0.480%, 12/01/2046 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,400,000	5,400,000
6.000%, 10/01/2048 (Callable 10/01/2022)	1,000,000	1,006,505
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by HUD) (1)	3,535,000	3,537,159
3.100%, 02/01/2035 (Callable 02/01/2026)	365,000	365,343
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	343,721	308,407
4.250%, 10/01/2049 (Callable 04/01/2028)(Insured by GNMA)	1,430,000	1,489,154
1.460%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)	425,000	429,022
Illinois Municipal Electric Agency,
4.000%, 02/01/2034 (Callable 08/01/2025)	300,000	313,099
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	2,907,658
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)	1,155,000	1,324,173
Illinois State Toll Highway Authority,
5.000%, 01/01/2042 (Callable 01/01/2028)	500,000	555,651
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	572,744
Jo Daviess County Community Unit School District No. 119:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	345,000	373,737
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	280,000	304,215
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	380,000	409,870
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	310,000	336,139
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)	285,000	306,435
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)	230,000	248,754
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by AGM)	305,000	326,968
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by AGM)	445,000	480,139
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	257,348
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	315,000	320,138
Kane & DeKalb Counties Community Unit School District No. 301,
5.000%, 01/01/2031 (Callable 01/01/2027)	565,000	634,489
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.250%, 01/01/2033 (Callable 01/01/2023)	1,000,000	1,024,225
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	503,353
Kendall Kane & Will Counties Community Unit School District No. 308:
5.000%, 02/01/2027 (Insured by BAM)	1,410,000	1,578,484
5.000%, 02/01/2028 (Insured by BAM)	3,060,000	3,481,202
4.000%, 02/01/2030 (Callable 02/01/2025)(Insured by BAM)	2,550,000	2,673,053
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,035,111
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)	855,000	905,213
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)	920,000	972,507
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)	1,190,000	1,236,893
Lake County Consolidated High School District No. 120,
1.600%, 12/01/2024 (Callable 04/21/2022)	4,000,000	3,900,050
Lake County School District No. 33:
0.000%, 12/01/2026	525,000	454,996
0.000%, 12/01/2028	335,000	269,064
Macon & De Witt Counties Community Unit School District No. 2:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)	835,000	903,102
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	400,000	432,775
4.000%, 12/01/2041 (Callable 12/01/2030)(Insured by AGM)	1,175,000	1,262,490
4.000%, 12/01/2044 (Callable 12/01/2030)(Insured by AGM)	1,150,000	1,233,565
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	150,000	161,071
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	200,000	214,334
4.000%, 01/01/2040 (Callable 01/01/2027)(Insured by AGM)	2,420,000	2,532,673
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)	580,000	662,419
4.000%, 01/01/2045 (Callable 01/01/2027)(Insured by AGM)	3,000,000	3,122,126
Macoupin, Sangaman, & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	709,145
Madison & Jersey Counties Unit School District No. 11,
5.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	1,185,000	1,321,830
Madison County Community Unit School District No. 8:
4.000%, 12/01/2035 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,076,711
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by BAM)	1,740,000	1,873,475
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,072,694
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (ETM)(Insured by NATL)	15,000	15,129
5.500%, 12/15/2023 (Insured by NATL)	65,000	67,933
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,085,318
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,680,298
Northern Illinois University:
5.000%, 10/01/2028 (Insured by BAM)	325,000	371,943
5.000%, 10/01/2029 (Insured by BAM)	300,000	348,166
4.000%, 10/01/2033 (Callable 04/01/2031)(Insured by BAM)	500,000	539,655
4.000%, 10/01/2034 (Callable 04/01/2031)(Insured by BAM)	485,000	522,380
4.000%, 10/01/2035 (Callable 04/01/2031)(Insured by BAM)	1,000,000	1,075,885
4.000%, 10/01/2038 (Callable 04/01/2031)(Insured by BAM)	1,000,000	1,071,482
4.000%, 10/01/2039 (Callable 04/01/2031)(Insured by BAM)	425,000	454,629
4.000%, 10/01/2040 (Callable 04/01/2031)(Insured by BAM)	400,000	427,194
4.000%, 10/01/2041 (Callable 04/01/2031)(Insured by BAM)	425,000	453,233
4.000%, 10/01/2043 (Callable 04/01/2031)(Insured by BAM)	625,000	663,620
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)	415,000	433,634
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	361,462
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	415,000
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Pre-refunded to 12/01/2024)(Insured by AGM)	155,000	166,908
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,829,645
Southwestern Illinois Development Authority,
0.000%, 12/01/2023 (Insured by AGM)	100,000	95,908
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	190,197
St. Clair County High School District No. 201:
4.000%, 02/01/2029 (Callable 02/01/2028)(Insured by BAM)	1,375,000	1,462,885
4.000%, 02/01/2030 (Callable 02/01/2028)(Insured by BAM)	1,335,000	1,425,083
4.000%, 02/01/2031 (Callable 02/01/2028)(Insured by BAM)	1,475,000	1,575,972
State of Illinois:
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	429,829
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,655,810
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,369,479
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)	600,000	629,523
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	700,000	724,814
5.000%, 12/01/2024	585,000	620,564
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	245,000	239,678
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)	450,000	460,913
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	810,631
Village of Crestwood IL:
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	203,603
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	330,000	344,761
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	475,034
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)	300,000	323,251
4.000%, 12/01/2030 (Insured by BAM)	300,000	326,189
Village of Minooka IL,
2.540%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)	221,000	193,820
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	141,902
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	214,817
4.000%, 12/15/2035 (Callable 12/15/2030)(Insured by BAM)	250,000	267,775
4.000%, 12/15/2038 (Callable 12/15/2030)(Insured by BAM)	795,000	847,052
Village of Romeoville IL,
5.000%, 10/01/2042 (Callable 04/01/2025)	100,000	104,916
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)(Insured by AGM)	130,000	142,727
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	234,594
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	316,233
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	280,584
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	193,896
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	333,239
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	249,736
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	156,051
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	137,868
0.000%, 01/01/2026 (Insured by AGM)	265,000	238,430
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	975,248
0.000%, 01/01/2027 (Insured by AGM)	115,000	100,137
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	958,530
0.000%, 01/01/2028	60,000	49,127
0.000%, 01/01/2028 (Insured by AGM)	180,000	151,347
5.000%, 01/01/2028 (Callable 01/01/2023)	1,500,000	1,530,761
0.000%, 01/01/2029	145,000	113,972
5.000%, 01/01/2030 (Callable 01/01/2023)	1,000,000	1,020,011
0.000%, 01/01/2032	110,000	75,892
0.000%, 01/01/2033 (Insured by BAM)	760,000	527,313
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	410,000	434,015
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)	245,000	263,286
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)	785,000	842,713
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)	480,000	514,841
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)	1,000,000	1,068,049
Total Illinois (Cost $170,494,500)		167,266,548	9.4%

Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	349,625
5.000%, 08/01/2025	335,000	364,464
5.250%, 08/01/2036 (Callable 08/01/2029)	3,450,000	4,086,110
5.250%, 08/01/2036 (Callable 08/01/2029)	1,600,000	1,895,008
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)	250,000	252,407
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	374,595
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	431,430
Elkhart County Building Corp.:
4.000%, 06/01/2026 (Insured by BAM)	1,795,000	1,915,247
4.000%, 12/01/2026 (Insured by BAM)	1,830,000	1,964,471
4.000%, 06/01/2027 (Insured by BAM)	1,870,000	2,017,515
4.000%, 12/01/2027 (Insured by BAM)	1,900,000	2,060,323
Evansville Park District,
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,529,922
Franklin Township-Marion County Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	505,000	517,567
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	651,642
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	679,998
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	315,000	359,310
Indiana Bond Bank:
1.120%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	225,000	224,406
1.670%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	535,000	535,050
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	186,868
5.000%, 10/01/2027	245,000	270,388
5.000%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,106,439
5.000%, 10/01/2029	220,000	247,985
2.500%, 11/01/2030	2,825,000	2,538,926
5.000%, 10/01/2031	250,000	286,559
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,643,337
5.000%, 10/01/2033 (Callable 10/01/2031)	170,000	194,315
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)	290,000	297,197
4.000%, 10/01/2035 (Callable 10/01/2031)	820,000	860,337
3.750%, 10/01/2037 (Callable 10/01/2023)	380,000	376,472
3.750%, 10/01/2042 (Callable 10/01/2023)	220,000	212,955
Indiana Housing & Community Development Authority:
2.000%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	3,000,000	2,981,654
3.000%, 07/01/2050 (Callable 07/01/2030)(Insured by GNMA)	4,475,000	4,497,785
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,072,915
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	86,122
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	500,000	540,202
5.000%, 02/01/2035 (Callable 12/29/2023)	200,000	211,182
5.000%, 02/01/2036 (Callable 12/29/2023)	750,000	791,403
5.000%, 02/01/2049 (Callable 02/01/2029)	1,000,000	1,129,520
5.000%, 02/01/2054 (Callable 02/01/2029)	1,885,000	2,120,042
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	996,162
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,163,412
Plainfield Redevelopment Authority,
3.000%, 08/01/2024 (Insured by ST AID)	360,000	362,289
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	244,674
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	283,628
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	371,661
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	274,916
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	329,785
Total Indiana (Cost $49,254,992)		47,888,220	2.7%

Iowa
City of Coralville IA:
4.000%, 05/01/2022	100,000	100,123
4.000%, 06/01/2022	105,000	105,363
4.000%, 06/01/2023	135,000	137,027
3.000%, 06/01/2024	290,000	289,667
4.000%, 05/01/2030 (Callable 05/01/2029)	1,000,000	1,040,812
3.000%, 05/01/2033 (Callable 05/01/2029)	1,000,000	947,332
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	728,698
Iowa Finance Authority:
4.000%, 05/15/2023	200,000	203,271
4.000%, 05/15/2024	250,000	256,110
5.000%, 01/01/2028 (Insured by GNMA)	930,000	1,060,403
3.500%, 01/01/2047 (Callable 07/01/2026)(Insured by GNMA)	235,000	239,001
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,540,000	1,604,857
0.740%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)	2,000,000	1,976,933
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029	870,000	882,234
3.000%, 04/01/2030	650,000	655,387
3.000%, 04/01/2031	525,000	525,405
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	1,030,000	1,051,233
Total Iowa (Cost $12,369,626)		11,803,856	0.7%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	425,000	413,724
City of Goddard KS,
3.500%, 06/01/2034 (Callable 12/01/2022)	1,420,000	1,281,876
City of Hutchinson KS,
5.000%, 12/01/2022	140,000	142,702
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)	1,540,000	1,622,937
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)	700,000	753,336
4.000%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,175,070
Wyandotte County Unified School District No. 203,
4.000%, 09/01/2048 (Callable 09/01/2028)	1,000,000	1,061,818
Total Kansas (Cost $6,829,322)		6,451,463	0.4%

Kentucky
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)	2,085,000	2,107,609
Kentucky Bond Development Corp.,
5.000%, 09/01/2037 (Callable 09/01/2028)	500,000	574,807
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	379,894
0.000%, 10/01/2026 (Insured by NATL)	655,000	573,317
0.000%, 10/01/2027 (Insured by NATL)	710,000	599,554
0.000%, 10/01/2028 (Insured by NATL)	870,000	707,974
0.650%, 05/01/2034 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	6,700,000	6,700,000
5.250%, 06/01/2041 (Callable 06/01/2027)	100,000	111,200
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 05/02/2022)(Mandatory Tender Date 04/01/2023) (1)	1,649,839	1,655,684
Kentucky Public Energy Authority:
4.000%, 08/01/2027	550,000	580,489
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	765,000	793,653
1.605%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,000,000	2,017,347
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	775,000	815,841
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)	365,000	439,749
4.000%, 11/01/2033 (Callable 11/01/2031)(Insured by BAM)	260,000	288,135
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by BAM)	270,000	297,984
4.000%, 11/01/2038 (Callable 11/01/2031)(Insured by BAM)	325,000	356,018
4.000%, 11/01/2041 (Callable 11/01/2031)(Insured by BAM)	250,000	271,188
4.000%, 11/01/2051 (Callable 11/01/2031)(Insured by BAM)	525,000	549,693
4.000%, 11/01/2056 (Callable 11/01/2031)(Insured by BAM)	500,000	521,106
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,118,786
Paducah Independent School District Finance Corp.,
3.500%, 09/01/2033 (Callable 09/01/2026)(Insured by ST AID)	300,000	311,730
University of Kentucky,
3.000%, 04/01/2023	1,925,000	1,951,257
Total Kentucky (Cost $24,160,966)		23,723,015	1.3%

Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)	240,000	257,656
4.000%, 05/01/2030 (Insured by BAM)	170,000	185,587
4.000%, 05/01/2032 (Insured by BAM)	290,000	318,373
4.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM)	400,000	430,292
4.000%, 05/01/2037 (Callable 05/01/2032)(Insured by BAM)	325,000	347,476
4.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)	1,000,000	1,046,459
4.000%, 05/01/2051 (Callable 05/01/2032)(Insured by BAM)	1,550,000	1,611,337
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	364,419
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	120,000	125,466
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	209,314
5.000%, 10/01/2024 (Insured by BAM)	100,000	107,141
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (7)	125,000	119,044
4.000%, 07/01/2039 (Callable 07/01/2025)	120,000	124,295
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)	380,000	419,527
4.000%, 07/01/2032 (Callable 07/01/2026)(Insured by BAM)	485,000	512,512
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)	660,000	666,813
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	106,704
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	122,435
State of Louisiana,
4.000%, 05/01/2034 (Callable 05/02/2022)	300,000	300,656
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)(Insured by AGM)	500,000	548,826
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	486,509
Total Louisiana (Cost $8,748,310)		8,410,841	0.5%

Maine
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)	1,090,000	1,179,479
Maine Health & Higher Educational Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)(Insured by ST AID)	230,000	245,919
5.000%, 07/01/2046 (Callable 07/01/2026)	250,000	267,883
Maine State Housing Authority:
3.625%, 11/15/2039	2,255,000	2,263,299
3.500%, 11/15/2045 (Callable 05/15/2025)	75,000	76,056
4.000%, 11/15/2045 (Callable 11/15/2025)	175,000	178,398
3.500%, 11/15/2046 (Callable 11/15/2025)	15,000	15,183
3.500%, 11/15/2047 (Callable 11/15/2026)	480,000	487,883
4.000%, 11/15/2049 (Callable 05/15/2028)	360,000	371,448
4.000%, 11/15/2050 (Callable 05/15/2029)	905,000	937,741
Total Maine (Cost $6,155,272)		6,023,289	0.3%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,003,637
4.000%, 09/01/2032 (Callable 09/01/2031)	350,000	388,090
4.000%, 09/01/2033 (Callable 09/01/2031)	230,000	254,569
4.000%, 09/01/2034 (Callable 09/01/2031)	200,000	221,058
4.000%, 09/01/2035 (Callable 09/01/2031)	215,000	237,357
4.000%, 09/01/2036 (Callable 09/01/2031)	135,000	148,874
Maryland Community Development Administration:
3.500%, 03/01/2050 (Callable 03/01/2029)	750,000	765,131
3.000%, 09/01/2051 (Callable 03/01/2030)	5,805,000	5,834,872
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028	300,000	332,207
4.000%, 01/01/2029	980,000	1,038,541
5.000%, 01/01/2029	290,000	324,894
5.000%, 01/01/2030	185,000	209,439
0.460%, 07/01/2033 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	3,535,000	3,535,000
Maryland Stadium Authority,
5.000%, 06/01/2026	750,000	831,705
Tender Option Bond Trust,
0.630%, 05/01/2047 (1)	3,500,000	3,500,000
Washington Suburban Sanitary Commission:
0.490%, 06/01/2023 (Callable 04/01/2022)(Optional Put Date 04/07/2022)(County Guaranteed) (1)	3,115,000	3,115,000
4.000%, 06/01/2039 (Callable 06/01/2026)(County Guaranteed)	1,585,000	1,686,347
Total Maryland (Cost $24,200,751)		23,426,721	1.3%

Massachusetts
Commonwealth of Massachusetts:
5.000%, 07/01/2036 (Callable 07/01/2025)	2,250,000	2,453,391
5.000%, 09/01/2038 (Callable 09/01/2028)	1,375,000	1,576,157
4.000%, 04/01/2042 (Callable 04/01/2025)	1,530,000	1,598,368
Massachusetts Clean Water Trust,
5.000%, 08/01/2038 (Callable 08/01/2029)	630,000	740,166
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)	575,000	628,722
5.000%, 01/01/2031 (Callable 01/01/2027)	475,000	519,127
5.000%, 07/15/2033 (Callable 07/15/2026)	600,000	669,111
5.000%, 12/01/2035 (Callable 12/01/2026)	1,450,000	1,614,779
4.000%, 07/01/2045 (Callable 07/01/2025)	275,000	281,232
Massachusetts Health & Educational Facilities Authority,
5.000%, 10/01/2029 (Callable 10/01/2022)	1,545,000	1,571,561
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,014,366
4.500%, 12/01/2048 (Callable 12/01/2027)	1,325,000	1,382,679
4.000%, 06/01/2049 (Callable 12/01/2028)	725,000	747,830
University of Massachusetts Building Authority:
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)	70,000	75,334
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)	65,000	69,851
5.000%, 11/01/2039 (Callable 11/01/2024)	135,000	144,057
Total Massachusetts (Cost $15,545,637)		15,086,731	0.8%

Michigan
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	155,542
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	26,010
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	582,160
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,003,080
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	985,000	1,046,497
Ferris State University,
5.000%, 10/01/2026	865,000	968,143
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	240,150
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)(Insured by Q-SBLF)	250,000	288,913
Great Lakes Water Authority,
5.000%, 07/01/2033 (Callable 07/01/2028)	1,000,000	1,160,971
Lake Orion Community School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	275,000	286,242
4.000%, 05/01/2025 (Insured by Q-SBLF)	325,000	342,986
4.000%, 05/01/2026 (Insured by Q-SBLF)	350,000	373,905
4.000%, 05/01/2027 (Insured by Q-SBLF)	275,000	297,278
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)	620,000	668,242
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)(Insured by Q-SBLF)	2,000,000	2,287,185
Michigan Finance Authority:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,000,000	1,003,065
4.000%, 10/01/2024	650,000	663,208
5.000%, 09/01/2029	400,000	455,611
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	502,774
3.000%, 11/15/2033 (Callable 11/15/2026)	240,000	241,957
5.000%, 07/01/2034 (Callable 07/01/2025)	315,000	341,139
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)	500,000	527,521
5.000%, 12/01/2043 (Callable 06/01/2028)(Mandatory Tender Date 12/01/2028) (1)	1,750,000	2,000,185
5.000%, 07/01/2044 (Callable 07/01/2024)	125,000	128,271
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	595,000	616,029
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,545,000	1,605,866
3.500%, 12/01/2050 (Callable 06/01/2029)	5,110,000	5,221,377
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	609,633
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	750,000	831,514
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,114,058
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	444,960
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	933,539
Trenton Public Schools School District,
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	351,294
University of Michigan,
0.470%, 04/01/2033 (SIFMA Municipal Swap Index + 0.270%) (2)	200,000	200,000
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	206,976
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	418,612
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	543,830
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	269,290
5.000%, 11/15/2030 (Insured by AGM)	300,000	359,267
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM)	375,000	445,139
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM)	400,000	473,331
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM)	420,000	496,203
Total Michigan (Cost $31,650,488)		30,731,953	1.7%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	225,423
5.000%, 05/01/2031 (Callable 05/01/2027)	525,000	586,865
City of Minneapolis MN,
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	738,389
City of St. Louis Park MN,
0.540%, 11/01/2045 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,275,000	1,275,000
Duluth Economic Development Authority:
5.000%, 06/15/2027	300,000	331,409
5.000%, 06/15/2028	450,000	502,043
4.250%, 02/15/2038 (Callable 02/15/2028)	200,000	216,098
4.250%, 02/15/2043 (Callable 02/15/2028)	200,000	214,753
Forest Lake Independent School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)(Insured by SD CRED PROG)	400,000	406,051
Fosston Independent School District No. 601,
4.000%, 02/01/2036 (Callable 02/01/2026)(Insured by SD CRED PROG)	725,000	766,135
Housing & Redevelopment Authority of the City of St. Paul:
5.000%, 12/01/2029	1,175,000	1,336,405
5.000%, 12/01/2030	300,000	342,248
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,785,459
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)	970,000	1,066,887
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)	700,000	768,776
Minnesota Housing Finance Agency:
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	510,000	511,272
3.100%, 07/01/2035 (Callable 07/01/2025)(Insured by GNMA)	1,770,000	1,772,495
4.000%, 01/01/2038 (Callable 01/01/2024)	375,000	384,248
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	180,000	180,469
0.890%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	2,955,000	2,950,273
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	330,000	338,579
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	350,000	359,136
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	3,065,000	3,131,084
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	214,925
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	372,988
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	259,614
Robbinsdale Independent School District No. 281,
5.000%, 02/01/2030 (Insured by SD CRED PROG)	750,000	888,700
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	415,127
Zumbro Education District:
4.000%, 02/01/2029	350,000	372,597
4.000%, 02/01/2038 (Callable 02/01/2031)	385,000	406,573
4.000%, 02/01/2041 (Callable 02/01/2031)	400,000	419,521
Total Minnesota (Cost $24,091,895)		23,539,542	1.3%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	552,363
City of Gulfport MS:
5.000%, 07/01/2024	485,000	509,849
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	543,004
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	1,006,106
3.000%, 10/01/2026	1,100,000	1,105,637
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	686,775
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	533,734
Delta St. University Educational Building Corp.,
4.000%, 12/01/2034 (Callable 12/01/2026)	125,000	132,595
DeSoto County School District,
3.000%, 04/01/2030 (Callable 04/01/2028)	615,000	634,675
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	555,369
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,137,861
Mississippi Development Bank:
5.000%, 03/01/2030 (Callable 03/01/2028)	330,000	378,002
5.000%, 07/01/2030	205,000	240,534
5.000%, 03/01/2031 (Callable 03/01/2028)	175,000	199,960
5.000%, 07/01/2031	125,000	148,532
4.000%, 03/01/2032 (Callable 03/01/2028)	200,000	216,147
4.000%, 07/01/2032 (Callable 07/01/2031)	150,000	164,706
4.000%, 03/01/2033 (Callable 03/01/2028)	300,000	322,922
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	555,651
4.000%, 07/01/2034 (Callable 07/01/2031)	285,000	311,919
4.000%, 03/01/2036 (Callable 03/01/2028)	300,000	319,561
4.000%, 07/01/2036 (Callable 07/01/2031)	250,000	272,573
4.000%, 07/01/2038 (Callable 07/01/2031)	245,000	266,006
4.000%, 07/01/2039 (Callable 07/01/2031)	390,000	422,722
5.250%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,504,121
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)	1,000,000	1,145,103
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,382,257
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,090,847
5.000%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,588,664
4.000%, 10/01/2041 (Callable 10/01/2028)	3,000,000	3,231,541
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	426,231
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded to 01/01/2025)(Insured by AGM)	110,000	118,691
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)(Insured by AGM)	300,000	323,704
5.000%, 01/01/2030 (Pre-refunded to 01/01/2025)(Insured by AGM)	590,000	636,618
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)	1,500,000	1,728,596
Total Mississippi (Cost $29,463,195)		28,393,576	1.6%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	224,536
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	233,623
City of St. Charles MO,
4.000%, 02/01/2026	500,000	531,381
County of Cape Girardeau MO:
5.000%, 06/01/2023	625,000	647,281
5.000%, 06/01/2024	825,000	872,796
5.000%, 06/01/2025	650,000	703,282
Hazelwood School District,
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)	520,000	569,583
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	47,084
5.000%, 09/01/2025	365,000	387,352
5.000%, 09/01/2026	410,000	441,272
5.000%, 09/01/2027	280,000	304,898
5.000%, 11/15/2027 (Callable 11/15/2025)	585,000	641,389
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	52,994
5.000%, 02/01/2035 (Callable 02/01/2024)	385,000	397,866
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,243,938
Jasper County Reorganized School District No. R-IX:
4.000%, 04/01/2023	800,000	816,840
4.000%, 04/01/2024	480,000	496,713
4.000%, 04/01/2025	415,000	434,452
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2034 (Callable 03/01/2028)(Insured by ST AID)	700,000	713,492
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	1,300,000	1,310,134
3.000%, 03/01/2041 (Callable 03/01/2028)(Insured by ST AID)	1,000,000	986,321
Kansas City Industrial Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)	455,000	479,208
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)	360,000	366,613
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	500,000	507,214
Missouri Housing Development Commission,
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	175,000	175,404
Missouri Southern State University:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)	110,000	116,894
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)	115,000	122,070
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	125,000	132,559
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	110,000	116,545
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)	140,000	147,947
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	116,080
Mizuho Floater/Residual Trust,
0.710%, 12/01/2061 (Optional Put Date 05/05/2022) (1)(3)	2,555,000	2,555,000
Moberly School District No. 81,
3.000%, 03/01/2039 (Callable 09/01/2028)(Insured by ST AID)	1,900,000	1,915,956
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	170,000	168,659
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)(Insured by ST AID)	1,525,000	1,552,754
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)	1,325,000	1,345,708
Northwest Missouri State University:
5.000%, 06/01/2022 (Insured by BAM)	350,000	352,075
5.000%, 06/01/2023 (Insured by BAM)	400,000	414,072
5.000%, 06/01/2027 (Insured by BAM)	560,000	624,012
5.000%, 06/01/2028 (Insured by BAM)	600,000	678,094
5.000%, 06/01/2029 (Insured by BAM)	500,000	572,051
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	190,000	200,807
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)	2,425,000	2,646,406
St. Louis Land Clearance for Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)	365,000	322,453
Total Missouri (Cost $28,653,978)		27,685,808	1.5%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)	7,300,000	7,406,846
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	300,000	300,371
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	350,000	358,719
3.000%, 06/01/2052 (Callable 06/01/2031)	2,000,000	2,008,370
Montana Facility Finance Authority:
4.000%, 07/01/2024	150,000	154,178
5.000%, 06/01/2033 (Callable 06/01/2028)	310,000	349,226
Total Montana (Cost $10,792,195)		10,577,710	0.6%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2042 (Callable 09/01/2022)	665,000	674,294
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	835,000	868,456
County of Douglas NE:
0.990%, 07/01/2035 (SIFMA Municipal Swap Index + 0.530%)(Mandatory Tender Date 09/01/2026) (2)	5,000,000	5,016,667
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	222,337
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)	90,000	99,788
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	275,000	276,413
3.500%, 09/01/2046 (Callable 03/01/2025)	75,000	76,254
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)	540,000	553,225
3.000%, 12/01/2032 (Callable 10/12/2026)	385,000	393,185
Village of Boys Town NE,
3.000%, 09/01/2028	2,125,000	2,189,386
Total Nebraska (Cost $10,419,155)		10,370,005	0.6%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	274,706
City of Las Vegas NV Special Improvement District No. 815,
3.000%, 12/01/2022	100,000	100,446
City of Reno NV,
4.000%, 06/01/2043 (Callable 06/01/2027)(Insured by AGM)	1,845,000	1,931,971
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	2,000,000	1,980,652
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	505,912
Las Vegas Redevelopment Agency:
5.000%, 06/15/2029 (Callable 06/15/2026)	200,000	216,486
3.000%, 06/15/2032 (Callable 06/15/2026)	1,000,000	976,914
Las Vegas Valley Water District,
5.000%, 06/01/2046 (Callable 06/01/2026)	3,320,000	3,631,904
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,865,000	1,929,881
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	380,000	393,290
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	313,921
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	594,156
Total Nevada (Cost $13,351,667)		12,850,239	0.7%

New Hampshire
New Hampshire Business Finance Authority,
3.000%, 08/15/2051 (Callable 08/15/2031)(Insured by AGM)	4,725,000	4,241,761
New Hampshire Health and Education Facilities Authority:
3.150%, 08/01/2022 (3)	4,875,000	4,879,912
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	310,636
Total New Hampshire (Cost $10,128,174)		9,432,309	0.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM) (3)	3,293,000	3,423,329
Camden County Improvement Authority,
4.000%, 01/15/2038 (Callable 01/15/2029)(County Guaranteed)	1,795,000	1,954,482
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)	1,100,000	1,185,339
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	410,798
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	640,000	668,056
County of Middlesex NJ,
5.000%, 10/15/2031 (Callable 10/15/2022)	2,475,000	2,788,091
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 05/02/2022)	2,325,000	2,219,273
New Jersey Economic Development Authority:
4.000%, 06/15/2022	775,000	779,008
5.000%, 06/15/2023 (Insured by BAM)	295,000	306,004
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	154,081
4.000%, 11/01/2027	1,100,000	1,175,110
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	90,129
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2026 (Pre-refunded to 07/01/2022)	1,000,000	1,007,182
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	150,000	162,921
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	215,000	213,507
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	1,135,000	1,192,861
4.750%, 10/01/2050 (Callable 04/01/2028)	390,000	412,256
3.500%, 04/01/2051 (Callable 04/01/2029)	4,910,000	5,027,882
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	568,826
5.000%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,621,177
5.000%, 06/15/2034 (Callable 12/15/2028)	800,000	890,349
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	528,671
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	226,770
5.000%, 06/15/2044 (Callable 06/15/2023)	145,000	149,366
5.000%, 06/15/2044 (Callable 06/15/2024)	370,000	389,557
New Jersey Turnpike Authority,
1.069%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	890,000	890,899
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	591,905
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	565,392
South Jersey Port Corp.,
3.000%, 01/01/2024 (Callable 01/01/2023)	100,000	100,792
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)	1,350,000	1,558,740
State of New Jersey:
5.000%, 06/01/2025	1,670,000	1,809,019
5.000%, 06/01/2026	2,330,000	2,575,044
Township of Union NJ:
3.000%, 01/15/2025	830,000	850,413
3.000%, 01/15/2026	465,000	478,838
Total New Jersey (Cost $37,864,853)		36,966,067	2.1%

New Mexico
Albuquerque Bernalillo County Water Utility Authority,
4.000%, 07/01/2046 (Callable 07/01/2029)	1,785,000	1,938,778
City of Las Cruces NM,
4.000%, 06/01/2032 (Callable 06/01/2026)	1,000,000	1,060,458
New Mexico Finance Authority,
5.000%, 06/15/2035 (Callable 06/15/2028)	305,000	350,669
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	140,000	141,213
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	328,418
4.000%, 12/01/2029 (Insured by AGM)	335,000	364,468
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	545,000	545,983
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	556,560
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2023	100,000	102,399
4.000%, 09/01/2024	100,000	103,625
4.000%, 09/01/2025	150,000	157,343
5.000%, 09/01/2026	150,000	165,338
5.000%, 09/01/2029	225,000	259,196
5.000%, 09/01/2030	225,000	262,350
Total New Mexico (Cost $6,569,610)		6,336,798	0.4%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	666,549
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)	240,000	270,969
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 05/02/2022) (3)	648,238	620,421
City of Long Beach NY,
2.000%, 02/17/2023	4,630,000	4,597,357
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	260,302
5.000%, 04/01/2040 (Callable 04/01/2028)	380,000	425,891
0.650%, 04/01/2042 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	7,000,000	7,000,000
0.650%, 04/01/2042 (Optional Put Date 04/01/2022) (1)	13,000,000	13,000,000
5.000%, 03/01/2044 (Callable 03/01/2028)	350,000	389,662
5.000%, 12/01/2044 (Callable 12/01/2028)	1,655,000	1,864,138
City of Yonkers NY:
5.000%, 09/01/2027 (Insured by BAM) (6)	1,000,000	1,124,646
5.000%, 09/01/2028 (Insured by BAM) (6)	1,570,000	1,788,742
Dutchess County Local Development Corp.:
5.000%, 07/01/2027 (Callable 07/01/2026)	110,000	121,640
4.125%, 01/01/2049 (Callable 01/01/2023)	105,000	106,359
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,450,000	2,427,033
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)	325,000	346,476
3.000%, 09/01/2040 (Callable 09/01/2031)	1,000,000	938,574
Metropolitan Transportation Authority:
5.000%, 05/15/2022	330,000	331,371
5.000%, 09/01/2022	1,750,000	1,774,168
0.855%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	3,145,000	3,137,700
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	286,304
0.000%, 03/01/2030 (Insured by AGC)	150,000	117,074
5.000%, 03/01/2030 (Insured by AGM)	250,000	288,989
New York City Municipal Water Finance Authority,
0.660%, 06/15/2033 (Optional Put Date 04/01/2022) (1)	6,000,000	6,000,000
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	717,628
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	824,202
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,465,170
4.000%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,122,401
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,059,145
5.000%, 08/01/2040 (Callable 08/01/2026)	2,500,000	2,741,795
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,062,438
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,062,438
New York Convention Center Development Corp.,
0.000%, 11/15/2055 (Insured by BAM)	3,665,000	803,116
New York Liberty Development Corp.:
0.810%, 10/01/2035 (Optional Put Date 04/07/2022) (1)(3)	1,000,000	1,000,000
3.125%, 09/15/2050 (Callable 03/15/2030)	1,650,000	1,498,499
New York State Dormitory Authority:
5.000%, 10/01/2038 (Callable 04/01/2028)	1,860,000	2,144,806
5.000%, 03/15/2041 (Callable 03/15/2029)	3,000,000	3,380,509
5.000%, 03/15/2043 (Callable 03/15/2029)	3,275,000	3,677,803
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	2,942,999
5.000%, 03/15/2045 (Callable 09/15/2028)	1,000,000	1,117,283
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 11/01/2022)(Insured by SONYMA)	5,000,000	4,796,106
1.600%, 11/01/2024 (Callable 04/21/2022)	2,030,000	1,995,107
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	2,500,000	2,324,990
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026) (1)	1,825,000	1,710,238
New York State Thruway Authority,
4.000%, 01/01/2045 (Callable 01/01/2030)	1,250,000	1,294,903
New York State Thruway Authority Highway & Bridge Trust Fund,
5.000%, 04/01/2026 (Callable 05/02/2022)	1,485,000	1,489,324
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)	560,000	590,093
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,412,387
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	48,968
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	95,938
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	805,000	860,506
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	379,628
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	110,000	111,343
3.250%, 10/01/2051 (Callable 10/01/2030)(Insured by SONYMA)	3,500,000	3,551,538
3.500%, 10/01/2052 (Callable 04/01/2031)(Insured by SONYMA)	6,590,000	6,767,408
Triborough Bridge & Tunnel Authority,
4.000%, 05/15/2046 (Callable 05/15/2031)	500,000	527,639
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,296,352
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	2,400,000	2,318,000
Total New York (Cost $109,011,718)		106,075,065	5.9%

North Carolina
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)	305,000	341,152
County of New Hanover NC,
5.000%, 10/01/2027 (ETM)	275,000	314,433
Inlivian,
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)(6)	5,000,000	5,004,990
Nash Health Care Systems,
4.500%, 11/01/2037 (Callable 05/01/2022)	250,000	250,677
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	150,882
North Carolina Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)	360,000	370,055
3.750%, 07/01/2052 (Callable 01/01/2031)(Insured by GNMA) (6)	3,500,000	3,634,425
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,000,000	1,067,124
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	281,763
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,105,000	1,172,229
University of North Carolina at Chapel Hill,
4.000%, 02/01/2046 (Callable 08/01/2026)	150,000	158,517
Total North Carolina (Cost $12,863,427)		12,746,247	0.7%

North Dakota
City of Horace ND:
0.650%, 08/01/2023 (Callable 08/01/2022)	1,000,000	972,939
3.000%, 05/01/2029 (Callable 05/01/2027)	430,000	432,982
3.000%, 05/01/2030 (Callable 05/01/2027)	425,000	427,046
3.000%, 05/01/2031 (Callable 05/01/2027)	380,000	380,137
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,352,005
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/02/2022)	370,000	343,956
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,759,122
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	494,089
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	850,000	863,201
County of McKenzie ND:
5.000%, 08/01/2022	645,000	651,549
5.000%, 08/01/2023	1,225,000	1,264,845
4.000%, 08/01/2026 (Callable 08/01/2023)	250,000	253,422
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/18/2022)	730,000	730,158
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)(Insured by SD CRED PROG)	525,000	570,045
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)	90,000	88,898
3.500%, 07/01/2046 (Callable 01/01/2026)	235,000	239,181
4.000%, 01/01/2050 (Callable 07/01/2028)	855,000	890,815
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	232,071
5.000%, 04/01/2028 (Insured by AGM)	100,000	115,197
4.000%, 04/01/2037 (Callable 04/01/2029)(Insured by AGM)	400,000	435,278
University of North Dakota:
4.000%, 06/01/2046 (Callable 06/01/2030)(Insured by AGM)	1,300,000	1,367,180
4.000%, 06/01/2051 (Callable 06/01/2030)(Insured by AGM)	2,250,000	2,356,913
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 04/18/2022)	1,700,000	1,665,500
Total North Dakota (Cost $19,610,720)		18,886,529	1.1%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2032 (Callable 05/15/2022)	2,435,000	2,445,506
5.000%, 11/15/2032 (Callable 11/15/2030)	950,000	1,099,608
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	426,713
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)	1,665,000	1,842,350
4.000%, 12/01/2032 (Callable 12/01/2029)	1,955,000	2,152,491
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	133,899
4.000%, 12/01/2033 (Callable 12/01/2029)	1,950,000	2,136,902
City of Columbus OH,
3.000%, 08/15/2031 (Callable 08/15/2025)	960,000	987,641
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	759,879
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)	355,000	347,435
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)	400,000	470,460
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	704,147
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	544,984
4.000%, 12/01/2055 (Callable 12/01/2029) (3)	500,000	459,276
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 09/01/2023)	600,000	579,129
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031	750,000	681,642
3.820%, 11/15/2036 (Callable 05/02/2022)	440,000	440,333
4.000%, 11/15/2038 (Callable 05/15/2022)	330,000	330,741
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	1,000,000	1,144,026
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	503,721
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	397,340
4.000%, 12/01/2040 (Callable 12/01/2025)	245,000	257,933
County of Medina OH:
4.000%, 12/01/2028 (Callable 06/01/2026)	90,000	96,473
3.000%, 12/01/2033 (Callable 06/01/2026)	590,000	595,499
3.000%, 12/01/2037 (Callable 06/01/2026)	545,000	540,832
4.000%, 12/01/2046 (Callable 06/01/2026)	500,000	524,770
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	423,735
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	969,869
4.000%, 11/15/2045 (Callable 11/15/2029)	3,275,000	3,375,488
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)(Insured by BAM)	250,000	268,472
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	170,776
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	581,326
Hopewell-Loudon Local School District,
4.000%, 11/01/2036 (Callable 11/01/2026)(Insured by AGM)	1,055,000	1,125,581
Lake Local School District:
4.000%, 12/01/2032 (Callable 06/01/2027)	200,000	213,034
4.000%, 12/01/2034 (Callable 06/01/2027)	175,000	186,074
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,013,136
Miami University:
5.000%, 09/01/2028 (6)	520,000	594,089
5.000%, 09/01/2029 (6)	540,000	626,843
5.000%, 09/01/2030 (6)	500,000	589,513
North Royalton City School District,
4.000%, 12/01/2041 (Callable 06/01/2025)	1,500,000	1,567,252
Northeast Ohio Medical University:
5.000%, 12/01/2028	100,000	111,672
4.000%, 12/01/2035 (Callable 12/01/2030)	300,000	313,355
Ohio Air Quality Development Authority:
3.250%, 09/01/2029	1,000,000	965,345
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	500,293
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	620,000	653,649
5.000%, 05/01/2026	200,000	220,587
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	671,974
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	521,749
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	615,000	612,997
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	5,835,000	5,652,817
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	160,000	164,337
3.350%, 09/01/2049 (Callable 09/01/2028)	1,160,000	1,126,605
3.000%, 03/01/2052 (Callable 03/01/2030)	185,000	185,929
Ohio Turnpike & Infrastructure Commission:
5.000%, 02/15/2029 (6)	2,500,000	2,843,582
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	2,045,000	2,370,732
0.000%, 02/15/2036 (Callable 02/15/2031) (7)	390,000	453,801
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/02/2022)	5,225,000	5,214,506
5.000%, 04/01/2028	230,000	262,463
5.000%, 04/01/2030	230,000	269,364
Princeton City School District,
5.250%, 12/01/2030 (Insured by NATL)	1,000,000	1,169,567
State of Ohio:
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	690,751
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	669,256
4.000%, 01/15/2044 (Callable 01/15/2025)	825,000	844,411
0.110%, 01/01/2052 (Optional Put Date 04/01/2022) (1)	3,000,000	3,000,000
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	788,741
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)	230,000	233,772
Triway Local School District:
4.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)	2,395,000	2,572,023
4.000%, 12/01/2042 (Callable 12/01/2028)(Insured by BAM)	1,460,000	1,565,530
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)	1,215,000	1,305,949
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)	695,000	745,434
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)	460,000	487,533
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	1,070,000	960,172
Warrensville Heights City School District,
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)	500,000	515,414
Total Ohio (Cost $74,405,774)		71,973,228	4.0%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	190,000	184,078
Comanche County Hospital Authority,
5.000%, 07/01/2032 (Callable 07/01/2022)	2,000,000	2,007,222
Mcintosh County Educational Facilities Authority:
2.000%, 09/01/2023	550,000	544,677
2.000%, 09/01/2025	650,000	624,215
2.000%, 09/01/2027	420,000	388,024
Oklahoma Development Finance Authority:
2.600%, 03/01/2024	285,000	282,271
0.710%, 08/15/2031 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	4,635,000	4,635,000
Oklahoma Housing Finance Agency,
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)	165,000	165,581
Oklahoma Turnpike Authority,
4.000%, 01/01/2038 (Callable 01/01/2027)	600,000	635,025
Total Oklahoma (Cost $9,611,811)		9,466,093	0.5%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (7)	475,000	534,512
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	75,000	84,788
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)(Insured by SCH BD GTY)	785,000	373,592
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	228,741
County of Crook OR:
0.000%, 06/01/2032 (7)	1,045,000	990,439
0.000%, 06/01/2034 (Callable 06/01/2032) (7)	1,345,000	1,257,535
0.000%, 06/01/2035 (Callable 06/01/2032) (7)	1,510,000	1,402,975
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	110,000	84,545
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)(Insured by SCH BD GTY)	1,000,000	1,154,861
Oregon State Facilities Authority:
5.000%, 10/01/2024	200,000	213,728
5.000%, 10/01/2026	100,000	111,652
5.000%, 10/01/2027	150,000	170,345
Salem Hospital Facility Authority:
5.000%, 05/15/2023	105,000	107,910
5.000%, 05/15/2024	110,000	115,023
5.000%, 05/15/2025	130,000	137,949
5.000%, 05/15/2026	135,000	144,885
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	114,113
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	546,954
6.000%, 05/15/2042 (Callable 05/15/2022)	1,900,000	1,911,020
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)	300,000	325,807
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	106,746
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	106,443
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	200,000	211,968
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	540,000	571,389
Washington & Clackamas Counties School District No. 23J,
5.000%, 06/15/2040 (Callable 06/15/2029)(Insured by SCH BD GTY)	500,000	586,280
Total Oregon (Cost $11,888,137)		11,594,200	0.6%

Pennsylvania
Aliquippa Municipal Water Authority,
4.000%, 11/15/2046 (Callable 11/15/2029)(Insured by BAM)	400,000	427,244
Allegheny County Hospital Development Authority,
5.000%, 07/15/2025	185,000	201,806
Allentown Neighborhood Improvement Zone Development Authority,
5.000%, 05/01/2042 (Callable 05/01/2022)	2,500,000	2,506,933
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	258,966
Central Bradford Progress Authority,
0.710%, 12/01/2041 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	6,060,000	6,060,000
Chester County Industrial Development Authority,
5.000%, 08/01/2045 (Callable 08/01/2023)	750,000	755,490
City of Erie Higher Education Building Authority:
5.000%, 05/01/2031	175,000	200,795
4.000%, 05/01/2036 (Callable 05/01/2031)	200,000	209,503
4.000%, 05/01/2041 (Callable 05/01/2031)	460,000	477,160
5.000%, 05/01/2047 (Callable 05/01/2031)	475,000	530,371
City of Oil City PA:
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)	175,000	191,339
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	180,000	195,959
4.000%, 12/01/2033 (Callable 12/01/2029)(Insured by AGM)	190,000	206,286
4.000%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)	190,000	207,149
4.000%, 12/01/2035 (Callable 12/01/2029)(Insured by AGM)	275,000	299,544
4.000%, 12/01/2036 (Callable 12/01/2029)(Insured by AGM)	850,000	923,730
4.000%, 12/01/2038 (Callable 12/01/2029)(Insured by AGM)	320,000	344,382
4.000%, 12/01/2039 (Callable 12/01/2029)(Insured by AGM)	320,000	343,886
4.000%, 12/01/2040 (Callable 12/01/2029)(Insured by AGM)	270,000	289,743
4.000%, 12/01/2041 (Callable 12/01/2029)(Insured by AGM)	270,000	289,375
4.000%, 12/01/2042 (Callable 12/01/2029)(Insured by AGM)	200,000	214,126
4.000%, 12/01/2043 (Callable 12/01/2029)(Insured by AGM)	185,000	197,652
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	754,397
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,670,000	1,752,147
Conestoga Valley School District:
4.000%, 02/01/2040 (Callable 08/01/2029)	470,000	510,778
4.000%, 02/01/2040 (Callable 08/01/2029)(Insured by ST AID)	310,000	337,327
4.000%, 02/01/2041 (Callable 08/01/2029)(Insured by ST AID)	410,000	445,310
4.000%, 02/01/2043 (Callable 08/01/2029)(Insured by ST AID)	500,000	539,349
4.000%, 02/01/2044 (Callable 08/01/2029)	500,000	534,385
County of Mercer PA,
4.000%, 10/01/2046 (Callable 10/01/2029)(Insured by BAM)	440,000	470,770
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	768,363
Delaware County Authority:
5.000%, 10/01/2023	240,000	248,978
5.000%, 10/01/2035 (Callable 04/01/2027)	485,000	545,700
Delaware Valley Regional Finance Authority,
1.185%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,008,332
East Hempfield Township Industrial Development Authority:
5.000%, 12/01/2025	225,000	246,101
5.000%, 07/01/2030 (Pre-refunded to 07/01/2023)	700,000	728,206
Eastern Lebanon County School District:
4.000%, 05/15/2036 (Callable 11/15/2026)(Insured by ST AID)	230,000	245,482
4.000%, 05/15/2037 (Callable 11/15/2026)(Insured by ST AID)	250,000	267,122
4.000%, 05/15/2038 (Callable 11/15/2026)(Insured by ST AID)	250,000	266,537
4.000%, 05/15/2039 (Callable 11/15/2026)(Insured by ST AID)	250,000	266,292
4.000%, 05/15/2040 (Callable 11/15/2026)(Insured by ST AID)	400,000	426,043
4.000%, 05/15/2041 (Callable 11/15/2026)(Insured by ST AID)	350,000	372,800
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)(Insured by ST AID)	1,000,000	1,007,681
3.000%, 04/01/2036 (Callable 10/01/2026)(Insured by ST AID)	1,400,000	1,400,241
Lancaster County Hospital Authority:
0.510%, 05/15/2030 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	400,000	400,000
5.000%, 11/01/2037 (Callable 11/01/2029)	600,000	685,929
5.000%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,531,495
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)	1,225,000	1,327,851
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)	1,000,000	1,081,195
Latrobe Industrial Development Authority:
5.000%, 03/01/2031	175,000	190,514
5.000%, 03/01/2032 (Callable 03/01/2031)	265,000	287,782
5.000%, 03/01/2033 (Callable 03/01/2031)	290,000	314,795
5.000%, 03/01/2034 (Callable 03/01/2031)	300,000	325,206
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	525,000	536,127
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)	140,000	146,753
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)	650,000	681,005
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)	835,000	874,426
Montgomery County Higher Education & Health Authority:
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (7)	700,000	689,996
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	595,000	596,007
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	600,000	658,652
Old Forge School District:
4.000%, 05/01/2041 (Callable 05/01/2027)(Insured by BAM)	500,000	528,776
4.000%, 05/01/2045 (Callable 05/01/2027)(Insured by BAM)	530,000	556,647
Panther Valley School District:
4.000%, 10/15/2031 (Callable 10/15/2028)(Insured by BAM)	730,000	790,009
4.000%, 10/15/2032 (Callable 10/15/2028)(Insured by BAM)	350,000	378,239
4.000%, 10/15/2033 (Callable 10/15/2028)(Insured by BAM)	235,000	253,640
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,061,539
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	315,043
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	230,000	234,009
4.000%, 10/01/2049 (Callable 10/01/2028)	1,645,000	1,689,442
3.000%, 10/01/2051 (Callable 04/01/2031)	3,455,000	3,460,264
3.000%, 10/01/2052 (Callable 10/01/2031)	4,000,000	4,010,380
Pennsylvania Turnpike Commission:
5.000%, 06/01/2024	1,500,000	1,588,533
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	305,333
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)	205,000	245,309
4.600%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)	155,000	169,112
4.750%, 12/01/2037 (Callable 12/01/2026) (7)	600,000	653,321
5.000%, 12/01/2038 (Callable 12/01/2028) (7)	1,120,000	1,277,186
6.375%, 12/01/2038 (Callable 12/01/2027) (7)	745,000	901,837
4.000%, 12/01/2039 (Callable 12/01/2031)	1,975,000	2,121,396
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	535,000	560,832
4.000%, 12/01/2040 (Callable 12/01/2031)	2,555,000	2,739,671
5.000%, 12/01/2041 (Callable 12/01/2031)	1,560,000	1,843,406
Philadelphia Municipal Authority,
5.000%, 04/01/2030 (Callable 04/01/2027)	375,000	419,623
Pittsburgh Water & Sewer Authority,
1.110%, 09/01/2040 (SIFMA Municipal Swap Index + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	3,100,000	3,108,608
Ridley School District:
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	872,152
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)	1,000,000	1,074,236
4.000%, 11/15/2037 (Callable 11/15/2029)(Insured by AGM)	325,000	348,991
School District of Philadelphia,
4.000%, 09/01/2037 (Callable 09/01/2029)(Insured by ST AID)	1,000,000	1,075,488
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
4.000%, 02/01/2027 (Insured by AGM) (6)	4,715,000	5,045,958
5.000%, 02/01/2028 (Insured by AGM) (6)	2,050,000	2,319,143
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	577,484
5.000%, 02/01/2029 (Insured by AGM) (6)	1,325,000	1,518,903
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	138,355
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,384,722
Trinity Area School District,
4.000%, 11/01/2043 (Callable 11/01/2029)(Insured by AGM)	1,325,000	1,416,612
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	271,235
Warrior Run School District,
4.000%, 09/01/2042 (Callable 09/01/2026)(Insured by BAM)	1,610,000	1,712,125
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029	725,000	844,809
5.000%, 07/01/2030	550,000	648,905
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,849,879
Total Pennsylvania (Cost $94,445,910)		91,112,665	5.1%

Puerto Rico
Commonwealth of Puerto Rico,
5.250%, 07/01/2023	4,926,000	5,045,537
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities:
5.000%, 07/01/2028	125,000	141,359
5.000%, 07/01/2033 (Callable 07/01/2031)	1,295,000	1,502,286
5.000%, 07/01/2034 (Callable 07/01/2031)	200,000	231,004
5.000%, 07/01/2035 (Callable 07/01/2031)	200,000	230,734
Puerto Rico Sales Tax Financing Corp.:
4.329%, 07/01/2040 (Callable 07/01/2028)	2,000,000	2,070,370
4.750%, 07/01/2053 (Callable 07/01/2028)	1,256,000	1,317,764
Total Puerto Rico (Cost $10,892,892)		10,539,054	0.6%

Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,080,364
Rhode Island Health and Educational Building Corp.:
4.000%, 09/15/2031 (Callable 09/15/2026)	175,000	186,168
0.310%, 06/01/2035 (Optional Put Date 04/01/2022) (1)	2,740,000	2,740,000
Rhode Island Housing & Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)	35,000	35,431
3.000%, 10/01/2051 (Callable 04/01/2031)	6,500,000	6,527,396
3.000%, 10/01/2051 (Callable 04/01/2030)	2,995,000	3,009,194
Total Rhode Island (Cost $14,048,917)		13,578,553	0.8%

South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)	250,000	289,753
5.000%, 09/01/2029 (Insured by AGM)	225,000	264,975
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	266,449
Piedmont Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,000,000	2,226,290
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	525,381
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,229,848
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	284,115
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,740,680
South Carolina State Housing Finance & Development Authority:
2.000%, 09/01/2024 (Mandatory Tender Date 03/01/2024) (1)	2,219,000	2,206,049
3.800%, 01/01/2049 (Callable 07/01/2027)	185,000	187,689
4.000%, 07/01/2050 (Callable 07/01/2029)	2,805,000	2,914,944
3.000%, 01/01/2052 (Callable 07/01/2030)	10,290,000	10,327,629
Spartanburg County School District No. 7,
5.000%, 03/01/2048 (Callable 03/01/2029)	350,000	398,420
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)	445,000	484,616
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)	500,000	543,943
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)	500,000	543,119
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	209,984
Tender Option Bond Trust,
0.610%, 12/01/2051 (1)(3)	4,595,000	4,595,000
Total South Carolina (Cost $30,619,769)		30,238,884	1.7%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,370,407
Milbank School District No. 25-4:
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by ST AID)	750,000	801,573
5.000%, 08/01/2030 (Callable 08/01/2026)(Insured by ST AID)	785,000	872,127
5.000%, 08/01/2031 (Callable 08/01/2026)(Insured by ST AID)	820,000	909,584
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)	380,000	375,744
3.000%, 09/01/2030 (Callable 09/01/2028)	175,000	171,513
5.000%, 11/01/2035 (Callable 11/01/2025)	200,000	217,151
4.000%, 11/01/2040 (Callable 11/01/2025)	325,000	338,323
3.000%, 09/01/2041 (Callable 09/01/2028)	250,000	217,209
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	340,632
4.000%, 05/01/2049 (Callable 05/01/2028)	1,790,000	1,849,001
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)	210,000	239,806
Total South Dakota (Cost $10,018,960)		9,703,070	0.5%

Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Pre-refunded to 02/01/2026)	1,000,000	1,107,318
City of Jackson TN:
5.000%, 04/01/2029 (Pre-refunded to 04/01/2025)	30,000	32,476
5.000%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,208,689
5.000%, 04/01/2036 (Pre-refunded to 04/01/2025)	60,000	64,951
5.000%, 04/01/2036 (Callable 04/01/2025)	1,890,000	2,024,378
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)	530,000	572,147
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,399,412
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	518,794
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,409,150
4.000%, 12/01/2035 (Callable 12/01/2026)	275,000	295,639
Elizabethton Health & Educational Facilities Board,
5.950%, 08/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 08/01/2023)	1,095,029	1,102,369
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	200,000
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	148,345
Memphis-Shelby County Industrial Development Board,
4.000%, 04/01/2038 (Callable 04/01/2031)(Insured by AGM)	535,000	580,243
Nashville & Davidson County Metropolitan Government,
3.000%, 10/01/2024	210,000	209,771
Shelby County Health Educational & Housing Facilities Board:
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	263,592
4.000%, 08/01/2040 (Callable 02/01/2028)	1,120,000	1,195,046
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	84,179
5.000%, 02/01/2027	195,000	214,098
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	785,000	811,116
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,160,000	1,163,939
3.100%, 07/01/2036 (Callable 01/01/2026)	300,000	301,109
3.550%, 07/01/2039 (Callable 07/01/2024)	185,000	186,667
4.000%, 01/01/2042 (Callable 07/01/2026)	140,000	144,161
3.600%, 07/01/2042	230,000	232,146
4.000%, 07/01/2043 (Callable 01/01/2023)	105,000	105,835
4.000%, 07/01/2045 (Callable 01/01/2025)	65,000	66,555
3.500%, 01/01/2047 (Callable 01/01/2026)	50,000	50,832
4.500%, 07/01/2049 (Callable 01/01/2028)	665,000	695,086
3.750%, 01/01/2050 (Callable 01/01/2029)	65,000	66,965
4.250%, 01/01/2050 (Callable 07/01/2028)	730,000	759,249
Total Tennessee (Cost $17,682,672)		17,214,257	1.0%

Texas
Abilene Convention Center Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	2,850,000	2,966,003
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	264,843
5.000%, 08/15/2028 (PSF Guaranteed) (6)	980,000	1,126,918
5.000%, 08/15/2029 (PSF Guaranteed) (6)	560,000	652,987
4.000%, 08/15/2030 (PSF Guaranteed)	415,000	456,748
5.000%, 08/15/2030 (PSF Guaranteed) (6)	605,000	714,661
4.000%, 08/15/2031 (Callable 08/15/2029)(PSF Guaranteed)	510,000	561,929
5.000%, 08/15/2031 (PSF Guaranteed) (6)	585,000	699,745
4.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)	225,000	249,996
5.000%, 08/15/2032 (PSF Guaranteed) (6)	660,000	796,650
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	180,000	195,321
4.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	355,000	393,715
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	1,370,000	1,518,638
4.000%, 08/15/2037 (Callable 08/15/2031)(PSF Guaranteed)	765,000	842,676
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	313,066
4.000%, 02/15/2040 (Callable 02/15/2025)(PSF Guaranteed)	805,000	814,754
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,344,262
5.000%, 10/01/2036 (Callable 10/01/2027)	885,000	951,085
Baytown Municipal Development District:
2.500%, 10/01/2031	500,000	440,840
3.500%, 10/01/2031 (3)	1,020,000	904,693
Bexar County Hospital District,
4.000%, 02/15/2036 (Callable 02/15/2028)	250,000	270,127
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030)(County Guaranteed) (7)	490,000	458,636
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)	2,060,000	2,230,513
4.000%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,314,298
5.000%, 01/01/2045 (Pre-refunded to 07/01/2025)	500,000	546,899
Central Texas Turnpike System,
0.000%, 08/15/2036 (Callable 08/15/2024)	1,000,000	554,841
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	180,627
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)	250,000	262,372
City of Dallas TX,
5.000%, 10/01/2041 (Callable 10/01/2026)	1,200,000	1,334,936
City of Decatur TX:
5.000%, 03/01/2024 (Insured by BAM)	300,000	316,927
5.000%, 03/01/2025 (Insured by BAM)	280,000	302,685
City of El Paso TX:
4.000%, 08/15/2041 (Callable 08/15/2025)	250,000	259,636
4.000%, 08/15/2041 (Callable 08/15/2025)	250,000	259,636
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)	835,000	915,855
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	209,862
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	183,499
City of Houston TX:
5.000%, 11/15/2028 (Callable 11/15/2024)	715,000	766,252
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	585,936
5.000%, 11/15/2036	500,000	556,821
City of Magnolia TX,
5.700%, 09/01/2046 (3)	995,000	1,005,833
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)	1,000,000	1,107,456
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,511,435
2.000%, 02/01/2049 (Mandatory Tender Date 12/01/2027) (1)	10,000,000	9,688,109
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)(Insured by BAM)	650,000	696,686
4.000%, 08/01/2037 (Callable 08/01/2030)(Insured by BAM)	200,000	214,301
4.000%, 08/01/2038 (Callable 08/01/2030)(Insured by BAM)	165,000	176,522
4.000%, 08/01/2039 (Callable 08/01/2030)(Insured by BAM)	435,000	464,658
4.000%, 08/01/2041 (Callable 08/01/2030)(Insured by BAM)	200,000	213,475
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	360,000	392,493
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	800,000	851,305
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	2,000,000	2,193,298
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)	325,000	355,513
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,113,175
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)	250,000	272,973
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)	1,380,000	1,520,557
5.000%, 08/15/2042 (Callable 08/15/2022)	3,225,000	3,256,691
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	151,865
County of Maverick TX,
7.000%, 03/01/2034 (Pre-refunded to 03/01/2023) (3)	10,000,000	10,478,185
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	97,582
County of Wise TX:
5.000%, 08/15/2029	880,000	1,023,890
5.000%, 08/15/2033 (Callable 08/15/2031)	930,000	1,094,957
Crane County Water District,
5.000%, 02/15/2023	250,000	257,026
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	215,974
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	214,767
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	214,258
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	213,707
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)	2,045,000	2,118,082
Del Mar College District,
4.000%, 08/15/2036 (Callable 08/15/2026)	250,000	264,650
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	625,849
Fort Bend County Levee Improvement District No. 19:
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	335,000	343,207
3.000%, 09/01/2030 (Callable 09/01/2026)(Insured by AGM)	715,000	733,356
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	236,301
Fort Bend County Municipal Utility District No. 167,
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)	290,000	303,246
Fort Bend County Municipal Utility District No. 190,
3.000%, 09/01/2034 (Callable 09/01/2026)(Insured by BAM)	215,000	213,155
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	303,736
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)	800,000	806,619
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)	450,000	453,206
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)	430,000	432,615
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)	825,000	828,540
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)	40,000	43,871
0.000%, 10/01/2035 (Callable 10/01/2028) (7)	50,000	54,904
0.000%, 10/01/2036 (Callable 10/01/2028) (7)	305,000	334,634
0.000%, 10/01/2045 (Callable 10/01/2028) (7)	1,765,000	1,937,128
0.000%, 10/01/2046 (Callable 10/01/2028) (7)	1,055,000	1,156,102
0.000%, 10/01/2047 (Callable 10/01/2028) (7)	2,035,000	2,232,287
0.000%, 10/01/2048 (Callable 10/01/2028) (7)	645,000	706,930
5.000%, 10/01/2052 (Mandatory Tender Date 10/01/2023) (1)	590,000	616,320
Guadalupe-Blanco River Authority:
4.000%, 08/15/2040 (Callable 08/15/2024)	260,000	270,001
4.000%, 08/15/2046 (Callable 08/15/2024)	450,000	465,626
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	635,000	682,927
5.000%, 11/15/2033 (Callable 11/15/2027)	115,000	131,115
0.969%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)	7,000,000	7,004,671
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)	370,000	379,995
Harris County Municipal Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)	425,000	463,614
5.500%, 04/01/2026 (Insured by AGM)	450,000	501,843
5.500%, 04/01/2027 (Insured by AGM)	450,000	510,662
5.500%, 04/01/2028 (Insured by AGM)	450,000	520,551
5.500%, 04/01/2029 (Insured by AGM)	475,000	559,643
5.500%, 04/01/2030 (Callable 04/01/2029)(Insured by AGM)	500,000	587,851
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	176,723
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	256,699
Harris County-Houston Sports Authority:
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	310,000	331,975
5.000%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,367,803
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 05/02/2022)	770,000	770,413
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	584,857
5.000%, 02/15/2030	1,015,000	1,154,224
Irving Hospital Authority,
1.560%, 10/15/2044 (SIFMA Municipal Swap Index + 1.100%)(Callable 04/15/2023)(Mandatory Tender Date 10/15/2023) (2)	900,000	904,055
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)	2,425,000	2,623,869
Katy Development Authority:
3.000%, 06/01/2032 (Callable 06/01/2027)(Insured by BAM)	485,000	476,359
3.000%, 06/01/2033 (Callable 06/01/2027)(Insured by BAM)	420,000	403,601
3.000%, 06/01/2034 (Callable 06/01/2027)(Insured by BAM)	575,000	547,701
3.000%, 06/01/2035 (Callable 06/01/2027)(Insured by BAM)	500,000	471,299
3.000%, 06/01/2037 (Callable 06/01/2027)(Insured by BAM)	2,290,000	2,083,571
3.000%, 06/01/2039 (Callable 06/01/2027)(Insured by BAM)	1,125,000	1,000,626
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	4,190,000	4,162,827
Lake Travis Independent School District,
4.000%, 02/15/2038 (Callable 02/15/2028)(PSF Guaranteed)	250,000	272,272
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	350,000	399,721
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	20,000	8,847
5.000%, 08/15/2040 (Callable 08/15/2025)(PSF Guaranteed)	500,000	541,239
Lower Colorado River Authority,
4.000%, 05/15/2042 (Callable 05/15/2026)	465,000	477,436
Martin County Hospital District:
4.000%, 04/01/2027	225,000	237,898
4.000%, 04/01/2028	430,000	455,537
4.000%, 04/01/2031 (Callable 04/01/2030)	235,000	247,992
4.000%, 04/01/2033 (Callable 04/01/2030)	375,000	394,155
4.000%, 04/01/2034 (Callable 04/01/2030)	500,000	525,605
Matagorda County Navigation District No. 1:
4.400%, 05/01/2030 (Insured by AMBAC)	1,035,000	1,130,675
4.000%, 06/01/2030 (Callable 06/03/2023)	3,500,000	3,580,020
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2023 (Insured by BAM)	200,000	204,449
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	2,100,000	2,269,753
New Hope Cultural Education Facilities Finance Corp.:
2.000%, 01/01/2026	1,345,000	1,275,244
5.000%, 04/01/2029 (Pre-refunded to 04/01/2027)	255,000	288,415
5.000%, 08/15/2047 (Callable 08/15/2027)	2,270,000	2,540,746
North Lamar Independent School District:
4.000%, 02/15/2032 (Callable 02/15/2031)(PSF Guaranteed)	1,230,000	1,391,569
4.000%, 02/15/2036 (Callable 02/15/2031)(PSF Guaranteed)	715,000	802,543
4.000%, 02/15/2037 (Callable 02/15/2031)(PSF Guaranteed)	625,000	700,604
4.000%, 02/15/2038 (Callable 02/15/2031)(PSF Guaranteed)	650,000	727,422
North Texas Tollway Authority:
5.000%, 01/01/2030 (Callable 01/01/2025)	5,000,000	5,354,917
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	739,355
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	101,508
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (7)	40,000	54,537
Northeast Travis County Utility District,
0.000%, 09/01/2023 (Insured by BAM)	275,000	265,024
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	745,000	734,834
Northwest Harris County Municipal Utility District No. 10:
5.000%, 04/01/2023 (Insured by BAM)	515,000	530,826
5.000%, 04/01/2024 (Insured by BAM)	640,000	674,560
5.000%, 04/01/2025 (Insured by BAM)	650,000	699,524
5.000%, 04/01/2026 (Insured by BAM)	725,000	794,243
Palacios Independent School District,
4.000%, 02/15/2051 (Callable 02/15/2025)(PSF Guaranteed)	1,125,000	1,167,538
Pecos Barstow Toyah Independent School District,
4.000%, 02/15/2041 (Callable 02/15/2025)(PSF Guaranteed)	1,570,000	1,638,201
Pflugerville Independent School District:
4.000%, 02/15/2035 (Callable 02/15/2026)	315,000	328,647
4.000%, 02/15/2036 (Callable 02/15/2026)	330,000	343,928
4.000%, 02/15/2037 (Callable 02/15/2026)	340,000	353,843
4.000%, 02/15/2039 (Callable 02/15/2026)	370,000	384,103
4.000%, 02/15/2041 (Callable 02/15/2026)	350,000	362,822
Port of Port Arthur Navigation District:
0.550%, 04/01/2040 (Optional Put Date 04/01/2022) (1)	250,000	250,000
0.550%, 04/01/2040 (Optional Put Date 04/01/2022) (1)	2,165,000	2,165,000
0.600%, 11/01/2040 (1)	7,480,000	7,480,000
Red River Education Finance Corp.,
5.000%, 06/01/2022	500,000	503,012
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049 (Pre-refunded to 11/15/2024)	2,425,000	2,782,889
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	540,000	549,153
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	162,051
San Antonio Education Facilities Corp.:
5.000%, 10/01/2041 (Callable 10/01/2031)	500,000	488,435
5.000%, 10/01/2051 (Callable 10/01/2031)	1,325,000	1,250,960
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,395,000	1,408,605
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	89,671
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)	1,200,000	1,157,475
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	277,605
Sugar Land 4B Corp.,
4.000%, 02/15/2030 (Callable 02/15/2028)(Insured by BAM)	1,045,000	1,134,953
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2037 (Callable 11/15/2027)	600,000	661,829
5.000%, 12/01/2039 (Callable 12/01/2023)	1,015,000	1,061,760
5.000%, 11/15/2040 (Callable 11/15/2026)	400,000	432,663
4.000%, 11/15/2042 (Callable 05/15/2026)	500,000	524,899
Texas Department of Housing & Community Affairs:
5.000%, 01/01/2029 (Insured by GNMA)	215,000	248,097
5.000%, 07/01/2029 (Insured by GNMA)	175,000	202,788
5.000%, 01/01/2030 (Insured by GNMA)	450,000	524,959
4.750%, 01/01/2049 (Callable 07/01/2028)(Insured by GNMA)	3,375,000	3,549,674
Texas Municipal Gas Acquisition & Supply Corp. I:
2.003%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2022) (2)	3,000,000	3,000,509
6.250%, 12/15/2026	1,345,000	1,475,748
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2028	400,000	441,268
5.000%, 12/15/2032	300,000	340,688
Texas Municipal Gas Acquisition and Supply Corp. II,
1.423%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	14,000,000	14,000,311
Texas Municipal Power Agency,
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	2,080,000	2,122,204
Texas Water Development Board,
5.000%, 10/15/2043 (Callable 04/15/2028)	3,410,000	3,900,140
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	194,228
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	620,648
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	265,000	303,010
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	323,318
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	481,098
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	98,447
4.000%, 12/01/2037 (Callable 12/01/2027)(Insured by BAM)	865,000	920,732
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	547,953
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2023)(PSF Guaranteed)	1,370,000	640,090
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	355,000	383,187
Total Texas (Cost $207,730,561)		201,557,027	11.3%

Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)(Insured by AGM)	500,000	550,460
City of Salt Lake City UT:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	173,073
5.000%, 07/01/2042 (Callable 07/01/2027)	2,735,000	3,017,634
5.000%, 07/01/2047 (Callable 07/01/2027)	1,500,000	1,645,212
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	279,697
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	391,098
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	329,991
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	1,923,281
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	370,000	373,824
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	398,099
4.000%, 04/15/2028 (Insured by UT CSCE)	210,000	226,373
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	783,565
5.250%, 10/15/2028 (Pre-refunded to 10/15/2023)(Insured by UT CSCE)	400,000	420,298
4.000%, 04/15/2029 (Insured by UT CSCE)	225,000	244,371
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)	285,000	316,363
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)	700,000	716,256
4.000%, 04/15/2037 (Callable 04/15/2032)(Insured by UT CSCE)	500,000	529,166
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	558,290
4.000%, 04/15/2042 (Callable 04/15/2032)(Insured by UT CSCE)	480,000	503,385
5.000%, 10/15/2043 (Pre-refunded to 10/15/2023)(Insured by UT CSCE)	2,250,000	2,355,727
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	1,096,628
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	165,000	169,033
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	155,286
5.000%, 10/15/2027	125,000	140,663
Utah Transit Authority,
4.000%, 12/15/2041 (Callable 06/15/2028)	400,000	430,757
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)	925,000	990,540
Total Utah (Cost $19,285,872)		18,719,070	1.0%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	308,244
University of Vermont:
4.000%, 10/01/2037 (Callable 10/01/2024)	710,000	734,950
4.000%, 10/01/2043 (Callable 10/01/2026)	1,000,000	1,053,016
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	781,412
5.000%, 12/01/2039 (Callable 06/01/2026)	500,000	548,629
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	105,000	106,449
Vermont Public Power Supply Authority:
5.000%, 07/01/2027	660,000	739,784
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	558,266
Total Vermont (Cost $4,996,027)		4,830,750	0.3%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)(Insured by ST AID)	225,000	228,560
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)	1,500,000	1,562,210
County of James City VA,
3.000%, 06/15/2029 (Callable 06/15/2025)(Insured by ST AID)	1,000,000	1,025,830
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	4,000,000	4,592,447
James City County Economic Development Authority,
6.000%, 06/01/2043 (Pre-refunded to 06/01/2023)	2,348,594	2,451,625
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,023,916
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)	1,200,000	1,247,770
Total Virginia (Cost $14,613,809)		14,132,358	0.8%

Washington
County of King WA,
5.000%, 01/01/2038 (Callable 01/01/2029)	400,000	466,162
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)	600,000	586,408
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	698,795
King County Housing Authority:
4.000%, 06/01/2029	800,000	864,197
5.000%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,835,967
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,214,621
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028	220,000	245,465
5.000%, 01/01/2031 (Callable 01/01/2028)	30,000	33,094
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,746,386
5.000%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,628,602
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	677,118
5.000%, 02/01/2039 (Callable 02/01/2029)	1,095,000	1,265,348
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	930,011
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,516,714
4.000%, 08/01/2042 (Callable 08/01/2022)	345,000	347,698
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	107,875
Washington State Housing Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)	810,000	807,211
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,103
4.000%, 06/01/2049 (Callable 06/01/2028)	530,000	547,755
Western Washington University:
4.000%, 05/01/2027 (Insured by BAM)	235,000	253,103
4.000%, 05/01/2028 (Insured by BAM)	320,000	347,511
4.000%, 05/01/2029 (Insured by BAM)	345,000	377,847
4.000%, 05/01/2030 (Insured by BAM)	530,000	583,438
Total Washington (Cost $18,628,756)		18,166,429	1.0%

West Virginia
West Virginia Economic Development Authority,
2.625%, 12/01/2042 (Mandatory Tender Date 06/01/2022) (1)	875,000	875,995
Total West Virginia (Cost $876,722)		875,995	0.0%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	250,674
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	194,725
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)	5,140,000	5,272,722
Public Finance Authority:
5.000%, 01/01/2023	190,000	194,882
5.000%, 10/01/2023 (3)	2,125,000	2,187,797
5.000%, 01/01/2024	230,000	241,756
5.000%, 10/01/2024 (3)	875,000	913,285
5.000%, 01/01/2025	260,000	279,749
3.000%, 04/01/2025 (3)	330,000	330,243
5.000%, 06/15/2025	220,000	234,313
3.000%, 03/01/2026 (Callable 05/02/2022) (3)	1,250,000	1,244,955
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	130,000	108,069
5.000%, 10/01/2029 (3)	1,000,000	1,091,899
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	483,469
4.000%, 04/01/2032 (3)	900,000	917,391
5.000%, 07/01/2035 (Callable 07/01/2028)(Insured by AGM)	400,000	450,878
4.000%, 04/01/2042 (Callable 04/01/2032) (3)	850,000	814,596
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,980,023
4.000%, 04/01/2052 (Callable 04/01/2032) (3)	1,000,000	920,760
Tender Option Bond Trust:
0.660%, 06/01/2027 (1)	15,557,000	15,557,000
0.680%, 04/01/2032 (Callable 05/02/2022)(Optional Put Date 04/07/2022) (1)(3)	498,000	498,000
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	534,386
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	830,000	857,004
5.000%, 04/01/2043 (Callable 10/01/2028)	775,000	882,786
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,914,766
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,147,552
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,063,970
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,142,878
5.000%, 04/01/2048 (Callable 04/01/2028)	200,000	223,013
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	2,875,000	3,222,601
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	85,000	86,566
5.250%, 12/15/2023 (Insured by AGM)	75,000	77,847
0.000%, 12/15/2027 (Insured by AGM)	525,000	439,852
0.000%, 12/15/2027 (Insured by NATL)	220,000	185,889
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	558,526
0.000%, 12/15/2028 (Insured by AGM)	1,025,000	821,318
0.000%, 12/15/2028 (Insured by AGM)	255,000	206,225
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	384,500
0.000%, 12/15/2029 (Insured by AGM)	315,000	245,731
0.000%, 12/15/2030 (Insured by AGM)	1,325,000	985,227
0.000%, 12/15/2030 (Insured by AGM)	460,000	346,051
5.000%, 12/15/2030 (Pre-refunded to 12/15/2022)	395,000	404,546
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	555,122
5.000%, 12/15/2031 (Callable 06/15/2026)	440,000	488,508
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	615,000	390,216
0.000%, 12/15/2035 (Callable 06/15/2026)(Insured by BAM)	300,000	184,028
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)	2,780,000	1,698,578
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	1,980,000	1,114,344
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2022	120,000	121,184
5.000%, 07/01/2023	165,000	171,524
5.000%, 11/01/2023	125,000	128,193
5.000%, 07/01/2024	250,000	265,903
5.000%, 11/01/2024	155,000	161,100
5.000%, 03/01/2025 (Callable 03/01/2024)	315,000	323,859
5.000%, 11/01/2025	245,000	257,411
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	53,079
3.000%, 08/15/2026 (Callable 08/15/2024)	1,000,000	1,018,749
2.250%, 11/01/2026 (Callable 04/21/2022)	750,000	751,989
5.000%, 10/01/2027	250,000	282,396
5.000%, 08/15/2028 (Callable 08/15/2023)	1,025,000	1,066,183
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	50,493
5.000%, 10/01/2029	545,000	632,100
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	515,399
5.000%, 04/01/2031 (Callable 04/01/2027)	250,000	279,375
5.000%, 10/01/2031 (Callable 10/01/2029)	250,000	288,193
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	294,885
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	2,043,438
4.375%, 06/01/2039 (Callable 06/01/2022)	230,000	230,863
5.000%, 08/15/2039 (Callable 08/15/2024)	1,435,000	1,524,717
4.000%, 11/15/2039 (Callable 05/15/2026)	525,000	545,671
5.000%, 12/15/2039 (Callable 12/15/2024)	450,000	481,719
4.000%, 11/15/2043 (Callable 11/15/2028)	1,765,000	1,851,357
5.000%, 11/15/2044 (Callable 11/15/2022)	380,000	388,057
5.000%, 12/15/2044 (Callable 12/15/2024)	675,000	721,663
4.000%, 11/15/2046 (Callable 05/15/2026)	475,000	490,403
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	700,000	777,069
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	2,410,000	2,568,715
1.010%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/26/2022)(Mandatory Tender Date 07/26/2023) (2)	1,445,000	1,447,010
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	935,000	960,943
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	1,400,000	1,461,143
Total Wisconsin (Cost $78,179,454)		76,483,999	4.3%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030	500,000	549,648
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	578,959
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	549,544
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	657,985
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	246,470
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	35,000	35,269
4.000%, 12/01/2048 (Callable 06/01/2028)	1,355,000	1,399,855
Total Wyoming (Cost $4,269,870)		4,017,730	0.2%
Total Municipal Bonds (Cost $1,814,158,372)		1,767,285,109	98.7%

Closed-End Investment Companies	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
0.660%, 12/01/2031 (1)	7,000	7,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.660%, 03/01/2029 (1)	4,800	4,800,000
Total Closed-End Investment Companies (Cost $11,800,000)		11,800,000	0.7%
Total Long-Term Investments (Cost $1,845,636,745)		1,798,661,671	100.5%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.37% (4)	3,237,015	3,237,015
First American Government Obligations Fund, Class U, 0.21% (4)	186,736	186,736
Total Short-Term Investments (Cost $3,423,751)		3,423,751	0.2%
Total Investments (Cost $1,849,060,496)		1,802,085,422	100.7%
Liabilities in Excess of Other Assets		(13,167,396)	(0.7)%
TOTAL NET ASSETS		$1,788,918,026	100.0%

Notes to Schedule of Investments
ACA	American Capital Access
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $102,487,502, which represented 5.73% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$19,576,562	$–	$19,576,562
Municipal Bonds	–	1,767,285,109	–	1,767,285,109
Closed-End Investment Companies	–	11,800,000	–	11,800,000
Total Long-Term Investments	–	1,798,661,671	–	1,798,661,671
Short-Term Investments
Money Market Mutual Funds	3,423,751	–	–	3,423,751
Total Short-Term Investments	3,423,751	–	–	3,423,751
Total Investments	$3,423,751	$1,798,661,671	$–	$1,802,085,422

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.